UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Financials - 21.3%
Capital Markets - 5.8%
Ameriprise Financial, Inc.	552,700	$21,068,924
Deutsche Bank AG	309,100	22,595,210
The Goldman Sachs Group, Inc.	319,500	54,206,370
Morgan Stanley	927,500	29,290,450

		127,160,954

Commercial Banks - 4.8%
BB&T Corp.	757,400	18,859,260
U.S. Bancorp	1,489,300	35,936,809
Wells Fargo & Co.	1,798,200	50,421,528

		105,217,597

Diversified Financial Services - 4.6%
Bank of America Corp.	2,534,200	40,167,070
Citigroup, Inc.	3,631,500	14,925,465
JP Morgan Chase & Co.	1,090,100	46,318,349

		101,410,884

Insurance - 6.1%
ACE Ltd.	411,400	20,039,294
Allstate Corp.	498,200	14,153,862
Everest Re Group Ltd.	65,500	5,574,705
Lincoln National Corp.	315,330	7,224,210
MetLife, Inc.	726,400	24,835,616
PartnerRe Ltd.	66,100	5,092,344
The Travelers Co., Inc.	583,400	30,564,326
Unum Group	555,100	10,569,104
XL Capital Ltd.-Class A	951,600	17,423,796

		135,477,257

		469,266,692

Consumer Discretionary - 15.9%
Auto Components - 0.4%
TRW Automotive Holdings Corp. (a)	382,500	8,323,200

Automobiles - 1.0%
Ford Motor Co. (a)	2,532,800	22,516,592

Household Durables - 2.5%
Black & Decker Corp.	119,900	7,276,731
DR Horton, Inc.	686,400	7,056,192
Garmin Ltd.	386,600	11,551,608
NVR, Inc. (a)	27,700	18,646,255
Pulte Homes, Inc.	1,042,900	9,532,106

		54,062,892

Media - 7.1%
CBS Corp.-Class B	1,860,500	23,833,005
News Corp.-Class A	3,706,100	42,471,906
Time Warner Cable, Inc.-Class A	752,600	31,526,414
Time Warner, Inc.	1,256,600	38,602,752
Viacom, Inc.-Class B (a)	699,500	20,733,180

		157,167,257

Multiline Retail - 0.9%
JC Penney Co., Inc.	312,300	8,975,502
Macy’s, Inc.	725,800	11,837,798

		20,813,300

Specialty Retail - 3.3%
Foot Locker, Inc.	540,900	5,133,141
Home Depot, Inc.	763,300	20,883,888
Limited Brands, Inc.	477,800	7,926,702
Lowe’s Cos, Inc.	1,174,400	25,613,664
Office Depot, Inc. (a)	1,962,100	12,047,294

		71,604,689

Textiles, Apparel & Luxury Goods - 0.7%
Jones Apparel Group, Inc.	864,600	14,654,970

		349,142,900

Energy - 15.0%
Energy Equipment & Services - 0.6%
ENSCO International, Inc.	318,000	13,992,000

Oil, Gas & Consumable Fuels - 14.4%
Apache Corp.	114,200	10,880,976
Chevron Corp.	545,100	42,539,604
Cimarex Energy Co.	117,081	5,484,074
ConocoPhillips	1,225,700	63,454,489
Devon Energy Corp.	552,500	37,210,875
EOG Resources, Inc.	95,400	8,251,146
Exxon Mobil Corp.	1,076,000	80,775,320
Nexen, Inc.	800,200	18,964,740
Occidental Petroleum Corp.	334,100	26,991,939
Valero Energy Corp.	1,308,500	20,792,065

		315,345,228

		329,337,228

Information Technology - 8.6%
Communications Equipment - 2.1%
Motorola, Inc.	3,575,857	28,642,615
Nokia OYJ (Sponsored ADR)-Class A	1,294,900	17,170,374

		45,812,989

Computers & Peripherals - 1.6%
Dell, Inc. (a)	1,168,000	16,492,160
International Business Machines Corp.	66,800	8,440,180
Western Digital Corp. (a)	261,500	9,633,660

		34,566,000

Electronic Equipment, Instruments & Components - 3.0%
AU Optronics Corp. (Sponsored ADR)	1,491,440	15,585,548
Corning, Inc.	1,506,100	25,121,748
Tyco Electronics Ltd.	1,076,000	24,973,960
Vishay Intertechnology, Inc. (a)	83,800	607,550

		66,288,806

Software - 1.9%
Microsoft Corp.	641,900	18,878,279
Symantec Corp. (a)	1,345,600	23,884,400

		42,762,679

		189,430,474

Health Care - 8.5%
Health Care Providers & Services - 1.4%
Aetna, Inc.	789,100	22,970,701
UnitedHealth Group, Inc.	294,400	8,440,448

		31,411,149

Pharmaceuticals - 7.1%
GlaxoSmithKline PLC (Sponsored ADR)	184,975	7,670,914
Merck & Co., Inc.	1,867,701	67,629,453
Pfizer, Inc.	4,445,400	80,772,918

		156,073,285

		187,484,434

Consumer Staples - 8.5%
Beverages - 0.9%
Coca-Cola Enterprises, Inc.	596,200	11,715,330
Constellation Brands, Inc.-Class A (a)	452,600	7,743,986

		19,459,316

Food & Staples Retailing - 0.5%
Supervalu, Inc.	761,200	10,527,396

Food Products - 4.2%
Archer-Daniels-Midland Co.	733,100	22,586,811
Bunge Ltd.	343,000	21,231,700
Dean Foods Co. (a)	593,200	9,431,880
Kraft Foods, Inc.-Class A	663,400	17,633,172
Sara Lee Corp.	953,700	11,577,918
Smithfield Foods, Inc. (a)	330,700	5,119,236
Tyson Foods, Inc.-Class A	426,100	5,121,722

		92,702,439

Household Products - 1.4%
Kimberly-Clark Corp.	70,300	4,637,691
Procter & Gamble Co.	436,300	27,203,305

		31,840,996

Tobacco - 1.5%
Altria Group, Inc.	840,600	15,811,686
Reynolds American, Inc.	325,600	16,266,976

		32,078,662

		186,608,809

Industrials - 8.3%
Aerospace & Defense - 1.4%
Northrop Grumman Corp.	454,100	24,884,680
Raytheon Co.	121,600	6,266,048

		31,150,728

Building Products - 0.6%
Masco Corp.	902,166	12,251,414

Electrical Equipment - 0.3%
Cooper Industries Ltd.-Class A	167,600	7,154,844

Industrial Conglomerates - 3.8%
General Electric Co.	4,435,200	71,051,904
Textron, Inc.	588,690	11,803,235

		82,855,139

Machinery - 1.9%
Caterpillar, Inc.	225,700	13,178,623
Ingersoll-Rand PLC	666,400	23,570,568
SPX Corp.	104,800	5,584,792

		42,333,983

Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	581,300	5,696,740

		181,442,848

Telecommunication Services - 7.5%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	3,344,400	90,098,136
Verizon Communications, Inc.	780,700	24,560,822

		114,658,958

Wireless Telecommunication Services - 2.3%
Sprint Nextel Corp. (a)	8,969,200	33,275,732
Vodafone Group PLC (Sponsored ADR)	717,800	16,286,882

		49,562,614

		164,221,572

Materials - 3.3%
Chemicals - 2.0%
E.I. Du Pont de Nemours & Co.	1,013,500	35,046,830
Eastman Chemical Co.	155,100	9,324,612

		44,371,442

Containers & Packaging - 0.3%
Sonoco Products Co.	210,400	5,929,072

Metals & Mining - 1.0%
AK Steel Holding Corp.	552,300	11,046,000
Steel Dynamics, Inc.	688,458	11,648,709

		22,694,709

		72,995,223

Utilities - 1.0%
Independent Power Producers & Energy Traders - 0.2%
RRI Energy, Inc. (a)	982,400	4,833,408

Multi-Utilities - 0.8%
Alliant Energy Corp.	378,300	10,395,684
CMS Energy Corp.	277,400	3,950,176
NiSource, Inc.	164,300	2,341,275

		16,687,135

		21,520,543

Total Common Stocks (cost $2,049,533,178)		2,151,450,723

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (b) (cost $18,320,067)	18,320,067	18,320,067

Total Investments - 98.7% (cost $2,067,853,245) (c)		2,169,770,790
Other assets less liabilities - 1.3%		28,144,830

Net Assets - 100.0%		$2,197,915,620

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $287,503,224 and gross unrealized depreciation of investments was $(185,585,679), resulting in net unrealized appreciation of $101,917,545.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios – U.S. Value Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,151,450,723	$—	$—	$2,151,450,723
Short-Term Investments	18,320,067	—	—	18,320,067

Total Investments in Securities	2,169,770,790	—	—	2,169,770,790
Other Financial Instruments*	—	—	—	—

Total	$2,169,770,790	$—	$—	$2,169,770,790

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Information Technology - 31.7%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	1,782,900	$41,719,860
QUALCOMM, Inc.	1,728,400	77,778,000

		119,497,860

Computers & Peripherals - 11.5%
Apple, Inc. (a)	713,760	142,687,762
EMC Corp. (a)	2,189,700	36,852,651
Hewlett-Packard Co.	1,502,550	73,715,103

		253,255,516

Internet Software & Services - 7.0%
Google, Inc.-Class A (a)	255,990	149,242,170
Yahoo!, Inc. (a)	252,900	3,785,913

		153,028,083

IT Services - 0.7%
Visa, Inc.-Class A	193,200	15,649,200

Semiconductors & Semiconductor Equipment - 5.7%
Broadcom Corp.-Class A (a)	544,300	15,893,560
Intel Corp.	4,348,400	83,489,280
KLA-Tencor Corp.	678,200	21,186,968
Lam Research Corp. (a)	159,900	5,435,001

		126,004,809

Software - 1.4%
Microsoft Corp.	1,031,800	30,345,238

		697,780,706

Financials - 17.2%
Capital Markets - 9.5%
The Blackstone Group LP	2,961,300	40,984,392
Credit Suisse Group AG (Sponsored ADR)	351,500	18,422,115
Franklin Resources, Inc.	347,700	37,562,031
The Goldman Sachs Group, Inc.	660,700	112,094,362

		209,062,900

Diversified Financial Services - 6.9%
CME Group, Inc.-Class A	105,680	34,687,346
JP Morgan Chase & Co.	2,762,900	117,395,621

		152,082,967

Insurance - 0.8%
Principal Financial Group, Inc.	656,500	16,668,535

		377,814,402

Health Care - 12.6%
Biotechnology - 5.3%
Celgene Corp. (a)	491,300	27,242,585
Gilead Sciences, Inc. (a)	1,704,150	78,476,107
Vertex Pharmaceuticals, Inc. (a)	288,800	11,211,216

		116,929,908

Health Care Equipment & Supplies - 4.3%
Alcon, Inc.	576,050	85,186,274
Covidien PLC	212,700	9,958,614

		95,144,888

Health Care Providers & Services - 0.8%
Medco Health Solutions, Inc. (a)	272,300	17,198,468

Pharmaceuticals - 2.2%
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	915,100	48,308,129

		277,581,393

Industrials - 10.1%
Aerospace & Defense - 0.4%
Goodrich Corp.	136,100	8,076,174

Air Freight & Logistics - 1.4%
FedEx Corp.	254,100	21,458,745
United Parcel Service, Inc.-Class B	175,900	10,108,973

		31,567,718

Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	351,800	6,596,250

Electrical Equipment - 2.4%
Cooper Industries Ltd.-Class A	733,800	31,325,922
Vestas Wind Systems A/S (ADR) (a)	865,900	20,262,060

		51,587,982

Machinery - 5.6%
Danaher Corp.	629,800	44,665,416
Illinois Tool Works, Inc.	1,307,700	63,606,528
Ingersoll-Rand PLC	437,000	15,456,690

		123,728,634

		221,556,758

Energy - 9.2%
Energy Equipment & Services - 5.5%
Cameron International Corp. (a)	721,700	27,280,260
National Oilwell Varco, Inc.	211,600	9,103,032
Schlumberger Ltd.	1,336,335	85,378,443

		121,761,735

Oil, Gas & Consumable Fuels - 3.7%
Occidental Petroleum Corp.	648,300	52,376,157
Suncor Energy, Inc. (New York)	779,900	28,240,179

		80,616,336

		202,378,071

Consumer Discretionary - 7.5%
Auto Components - 1.5%
Johnson Controls, Inc.	1,217,300	32,927,965

Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. (a)	248,300	7,953,049
Hyatt Hotels Corp. (a)	281,000	8,078,750

		16,031,799

Media - 0.4%
The Walt Disney Co.	306,200	9,253,364

Multiline Retail - 4.4%
Kohl’s Corp. (a)	939,000	49,898,460
Target Corp.	988,600	46,029,216

		95,927,676

Specialty Retail - 0.5%
Lowe’s Cos, Inc.	463,400	10,106,754

		164,247,558

Materials - 5.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	540,400	44,815,372

Metals & Mining - 3.7%
ArcelorMittal (New York)	704,150	27,651,971
Freeport-McMoRan Copper & Gold, Inc. (a)	462,400	38,286,720
Vale SA (Sponsored ADR)-Class B	553,200	15,860,244

		81,798,935

		126,614,307

Consumer Staples - 5.3%
Beverages - 2.5%
Anheuser-Busch InBev NV (ADR) (a)	262,600	13,206,154
Pepsico, Inc.	680,200	42,322,044

		55,528,198

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	783,300	46,927,503
Wal-Mart Stores, Inc.	264,550	14,431,203

		61,358,706

		116,886,904

Total Common Stocks (cost $1,769,727,923)		2,184,860,099

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (b) (cost $5,284,065)	5,284,065	5,284,065

Total Investments - 99.6% (cost $1,775,011,988) (c)		2,190,144,164
Other assets less liabilities - 0.4%		8,799,441

Net Assets - 100.0%		$2,198,943,605

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as if period end.
(c)	As of November 30, 2009 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $421,482,130 and gross unrealized depreciation of investments was $(6,349,954), resulting in net unrealized appreciation of $415,132,176.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
LP	-	Limited Partnership

AllianceBernstein Pooling Portfolios – U.S. Large Cap Growth Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$2,164,598,039	$20,262,060	(a)	$—	$2,184,860,099
Short-Term Investments	5,284,065	—		—	5,284,065

Total Investments in Securities	2,169,882,104	20,262,060		—	2,190,144,164
Other Financial Instruments*	—	—		—	—

Total	$2,169,882,104	$20,262,060		$—	$2,190,144,164

(a)	Represents one holding in the Industrial sector.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Equity:Other - 49.4%
Diversified/Specialty - 43.0%
Alexandria Real Estate Equities, Inc.	96,806	$5,456,954
BioMed Realty Trust, Inc.	558,045	7,639,636
British Land Co. PLC	1,628,812	11,991,104
Canadian Real Estate Investment Trust	396,862	9,859,505
CB Richard Ellis Group, Inc.-Class A (a)	467,600	5,344,668
Crown Castle International Corp. (a)	138,600	5,085,234
Digital Realty Trust, Inc.	335,100	16,305,966
DuPont Fabros Technology, Inc. (a)	329,459	5,281,228
Entertainment Properties Trust	296,400	9,363,276
Fonciere Des Regions	66,600	6,862,890
General Property Group	13,438,000	7,288,497
H&R Real Estate Investment Trust	395,900	4,977,822
Henderson Land Development Co. Ltd.	2,492,000	17,511,849
Jones Lang LaSalle, Inc.	100,900	5,132,783
Kenedix Realty Investment Corp.-Class A	502	1,329,510
Kerry Properties Ltd.	2,646,691	13,428,679
Land Securities Group PLC	879,109	9,553,463
Lend Lease Corp. Ltd.	2,098,555	17,350,654
Mitchells & Butlers PLC (a)	1,649,700	6,880,983
Mitsubishi Estate Co. Ltd.	666,000	10,292,039
Mitsui Fudosan Co. Ltd.	2,381,000	40,600,119
Morguard Real Estate Investment Trust	610,000	6,791,264
New World Development Co. Ltd.	10,229,338	21,044,718
Rayonier, Inc.	247,995	9,855,321
Savills PLC	1,384,400	6,544,816
Starwood Property Trust, Inc.	309,700	6,008,180
Stockland	3,460,460	12,753,174
Sumitomo Realty & Development	819,000	14,053,518
Sun Hung Kai Properties Ltd.	3,109,600	45,905,426
Swire Pacific Ltd.	462,500	5,303,766
Telecity Group PLC (a)	892,325	5,010,662
Unibail-Rodamco	254,018	57,328,092
Vornado Realty Trust	123,764	8,101,610
Wereldhave NV	74,300	7,297,330
Whitebread PLC	301,200	6,370,945
Wing Tai Holdings Ltd.	8,420,000	9,932,631

		439,838,312

Health Care - 4.9%
Chartwell Seniors Housing Real Estate Investment Trust	873,000	5,194,656
HCP, Inc.	253,715	7,941,279
Health Care REIT, Inc.	291,500	12,986,325
Nationwide Health Properties, Inc.	299,982	10,202,388
Omega Healthcare Investors, Inc.	351	6,350
Ventas, Inc.	317,210	13,617,825

		49,948,823

Triple Net - 1.5%
National Retail Properties, Inc.	245,300	4,915,812
Realty Income Corp.	409,200	10,348,668

		15,264,480

		505,051,615

Retail - 20.7%
Regional Mall - 11.6%
BR Malls Participacoes SA (a)	330,200	4,514,270
CapitaMall Trust	4,189,420	5,213,110
CBL & Associates Properties, Inc.	928,537	8,598,253
Multiplan Empreendimentos Imobiliarios SA	1,211,305	23,453,293
Simon Property Group, Inc.	525,270	38,166,118
Westfield Group	3,505,816	39,066,147

		119,011,191

Shopping Center/Other Retail - 9.1%
Citycon Oyj	1,265,142	5,392,305
Corio NV	143,500	9,803,908
Developers Diversified Realty Corp.	626,341	6,338,571
Klepierre	611,429	24,529,833
The Link REIT	2,299,500	5,802,217
Macquarie CountryWide Trust	3,711,064	1,933,514
Mercialys SA	124,126	4,731,773
Primaris Retail Real Estate Investment Trust	690,599	10,456,483
RioCan Real Estate Investment Trust (b)	132,100	2,290,534
RioCan Real Estate Investment Trust (Toronto)	353,289	6,125,818
Tanger Factory Outlet Centers	203,600	7,991,300
Weingarten Realty Investors	373,396	7,247,616

		92,643,872

		211,655,063

Office - 12.3%
Office - 12.3%
Allied Properties Real Estate Investment Trust	326,200	5,408,850
Brandywine Realty Trust	949,785	9,326,889
Brookfield Properties Corp. (New York)	496,256	5,587,843
Cominar Real Estate Investment Trust	466,189	8,101,105
Corporate Office Properties Trust	293,126	10,021,978
Duke Realty Corp.	782,350	8,770,143
Government Properties Income Trust	205,200	5,123,844
Great Portland Estates PLC	1,081,300	4,988,339
Hongkong Land Holdings Ltd.	3,782,000	18,758,153
ING Office Fund	11,113,700	5,875,332
Japan Real Estate Investment Corp.-Class A	696	5,059,021
Kilroy Realty Corp.	85,400	2,573,102
Mack-Cali Realty Corp.	310,290	9,522,800
Nomura Real Estate Office Fund, Inc.-Class A	1,408	7,987,549
NTT Urban Development Corp.	12,284	8,778,875
Orix JREIT, Inc.-Class A	1,076	4,744,600
Societe Immobiliere de Location pour I’Industrie et le Commerce	41,600	5,186,693

		125,815,116

Residential - 9.3%
Multi-Family - 7.8%
Agile Property Holdings Ltd.	8,204,000	11,206,654
China Overseas Land & Investment Ltd.	842,000	1,808,020
Essex Property Trust, Inc.	67,600	5,391,100
GAGFAH SA	528,800	4,794,968
Home Properties, Inc.	124,700	5,602,771
Mid-America Apartment Communities, Inc.	171,400	7,971,814
MRV Engenharia e Participacoes SA	489,900	10,618,454
NVR, Inc. (a)	10,800	7,270,020
Sino-Ocean Land Holdings Ltd.	6,837,000	6,795,947
UDR, Inc.	360,700	5,399,679
Yanlord Land Group Ltd.	7,927,000	12,629,389

		79,488,816

Self Storage - 1.2%
Extra Space Storage, Inc.	460,867	5,064,928
Public Storage	90,600	7,209,948

		12,274,876

Student Housing - 0.3%
Education Realty Trust, Inc.	553,100	2,737,845

		94,501,537

Lodging - 3.5%
Lodging - 3.5%
DiamondRock Hospitality Co. (a)	681,480	5,479,099
Host Hotels & Resorts, Inc.	450,257	4,736,704
Hyatt Hotels Corp. (a)	48,586	1,396,848
InnVest Real Estate Investment Trust	911,000	4,151,895
LaSalle Hotel Properties	265,878	4,953,307
Sunstone Hotel Investors, Inc. (a)	1,140,741	9,240,002
Wyndham Worldwide Corp.	315,500	5,858,835

		35,816,690

Industrials - 2.2%
Industrial Warehouse Distribution - 2.2%
Ascendas Real Estate Investment Trust	9,858,000	13,838,866
ProLogis	674,317	8,820,066

		22,658,932

Total Common Stocks (cost $831,010,779)		995,498,953

WARRANTS - 0.8%
Equity:Other - 0.8%
Diversified/Specialty - 0.8%
Merrill Lynch CW12 Aldar PR, expiring 10/22/12 (a)	1,685,300	2,264,201
Merrill Lynch Inte, expiring 1/12/10 (a)	4,606,600	6,188,967

Total Warrants (cost $10,331,251)		8,453,168

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (c) (cost $10,745,397)	10,745,397	10,745,397

Total Investments - 99.3% (cost $852,087,427) (d)		1,014,697,518
Other assets less liabilities - 0.7%		7,112,544

Net Assets - 100.0%		$1,021,810,062

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 1/15/10	33,298	$29,342,198	$30,366,298	$1,024,100
British Pound settling 1/15/10	27,004	42,891,533	44,412,075	1,520,542
Canadian Dollar settling 1/15/10	5,547	5,318,720	5,255,777	(62,943)
Japanese Yen settling 1/15/10	486,343	5,459,069	5,627,630	168,561
New Zealand Dollar settling 1/15/10	40,035	29,174,305	28,588,051	(586,254)
Norwegian Krone settling 1/15/10	173,989	30,364,572	30,603,542	238,970
Swedish Krona settling 1/15/10	75,520	10,988,723	10,834,437	(154,286)
Swedish Krona settling 1/15/10	65,417	9,370,922	9,385,016	14,094
Sale Contracts:
British Pound settling 1/15/10	10,192	$16,178,374	$16,762,253	$(583,879)
Canadian Dollar settling 1/15/10	5,547	5,232,673	5,255,777	(23,104)
Euro settling 1/15/10	30,451	44,663,090	45,717,201	(1,054,111)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the market value of this security amounted to $2,290,534 or 0.2% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $198,377,156 and gross unrealized depreciation of investments was $(35,767,065), resulting in net unrealized appreciation of $162,610,091.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown *

November 30, 2009 (unaudited)

33.9%	United States
12.6%	Hong Kong
9.7%	France
9.1%	Japan
8.3%	Australia
6.8%	Canada
5.1%	United Kingdom
3.8%	Brazil
3.2%	China
2.9%	Singapore
1.7%	Netherlands
0.8%	United Arab Emirates
0.5%	Finland
0.5%	Luxembourg
1.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2009. The fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Pooling Portfolios – Global Real Estate Investment Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Equity/Other	$170,416,751	$334,634,864		$—	$505,051,615
Retail	115,182,256	96,472,807		—	211,655,063
Office	64,436,554	61,378,562		—	125,815,116
Residential	57,266,559	37,234,978		—	94,501,537
Lodging	35,816,690	—		—	35,816,690
Industrials	8,820,066	13,838,866		—	22,658,932
Warrants	—	2,264,201		6,188,967	8,453,168
Short-Term Investments	10,745,397	—		—	10,745,397

Total Investments in Securities	462,684,273	545,824,278	+	6,188,967	1,014,697,518
Other Financial Instruments*:
Assets:	—	2,966,267		—	2,966,267
Liabilities:	—	(2,464,577)		—	(2,464,577)

Total	$462,684,273	$546,325,968		$6,188,967	$1,015,199,208

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Total
Balance as of 8/31/09	$—	$—
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(1,401,240)	(1,401,240)
Net purchases (sales)	7,590,207	7,590,207
Net transfers in and/or out of Level 3	—	—

Balance as of 11/30/09	$6,188,967	$6,188,967

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$(1,401,240)	$(1,401,240)

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 28.1%
Capital Markets - 2.2%
Deutsche Bank AG	249,600	$18,094,343
Macquarie Group Ltd.	154,000	6,767,031

		24,861,374

Commercial Banks - 17.2%
Australia & New Zealand Banking Group Ltd.	651,600	13,208,134
Banco do Brasil SA	762,700	13,424,910
Banco Santander Central Hispano SA	1,193,061	20,537,914
Barclays PLC	1,972,000	9,637,154
BNP Paribas SA	276,870	22,983,678
Credit Agricole SA	816,582	16,976,003
Danske Bank A/S (a)	272,300	5,890,859
KB Financial Group, Inc. (a)	306,062	15,320,079
National Australia Bank Ltd.	651,400	17,069,914
National Bank of Canada	90,400	5,411,666
Societe Generale-Class A	309,070	21,858,515
Standard Bank Group Ltd.	386,400	5,011,108
Sumitomo Mitsui Financial Group, Inc.	248,100	8,110,545
Turkiye Garanti Bankasi AS	2,280,300	7,604,482
UniCredito Italiano SpA (a)	3,552,000	12,208,291

		195,253,252

Consumer Finance - 1.0%
ORIX Corp.	169,100	11,657,235

Insurance - 4.1%
Allianz SE	157,100	19,373,701
Aviva PLC	1,047,095	6,425,094
Muenchener Rueckversicherungs AG (MunichRe)	73,000	11,453,595
Old Mutual PLC (a)	3,571,900	6,692,830
Sun Life Financial, Inc.	112,900	3,119,352

		47,064,572

Real Estate Investment Trusts (REITs) - 1.2%
Klepierre	132,700	5,323,773
Unibail-Rodamco	34,400	7,763,569

		13,087,342

Real Estate Management & Development - 2.4%
Lend Lease Corp. Ltd.	453,200	3,747,015
Mitsui Fudosan Co. Ltd.	728,000	12,413,644

New World Development Co. Ltd.	3,755,000	7,725,125
Sumitomo Realty & Development	226,000	3,878,016

		27,763,800

		319,687,575

Telecommunication Services - 11.7%
Diversified Telecommunication Services - 8.5%
Bezeq Israeli Telecommunication Corp. Ltd.	1,443,100	3,279,483
BT Group PLC	3,002,590	6,941,879
Deutsche Telekom AG	1,026,500	15,165,949
France Telecom SA	521,200	13,553,864
Nippon Telegraph & Telephone Corp.	351,000	15,105,720
Telecom Corp. of New Zealand Ltd.	2,404,100	4,281,127
Telecom Italia SpA (ordinary shares)	6,603,400	10,590,111
Telecom Italia SpA (savings shares)	4,931,400	5,581,433
Telefonica SA	569,900	16,383,067
TELUS Corp.-Class A	191,400	5,803,297

		96,685,930

Wireless Telecommunication Services - 3.2%
KDDI Corp.	1,415	7,639,117
Vodafone Group PLC	12,642,937	28,521,474

		36,160,591

		132,846,521

Energy - 11.3%
Oil, Gas & Consumable Fuels - 11.3%
BP PLC	2,310,500	21,938,556
ENI SpA	621,800	15,425,244
KazMunaiGas Exploration Production (GDR)	192,600	4,641,660
LUKOIL (OTC US) (Sponsored ADR)	310,350	18,031,335
Nexen, Inc.	401,985	9,457,359
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,067,752	31,847,977
StatoilHydro ASA	648,900	15,982,542
Suncor Energy, Inc. (Toronto)	327,548	11,762,431

		129,087,104

Health Care - 9.4%
Health Care Providers & Services - 0.2%
Celesio AG	101,700	2,680,244

Pharmaceuticals - 9.2%
AstraZeneca PLC	373,800	16,758,361
Bayer AG	256,500	19,648,469
GlaxoSmithKline PLC	1,240,800	25,689,630
Novartis AG	375,110	20,841,012
Sanofi-Aventis	283,319	21,429,145

		104,366,617

		107,046,861

Industrials - 8.6%
Aerospace & Defense - 1.0%
Rolls-Royce Group PLC	1,430,900	11,180,813
Rolls-Royce Group PLC (C-shares) (a)	23,586,000	38,801

		11,219,614

Air Freight & Logistics - 0.8%
Deutsche Post AG	506,100	9,475,659

Airlines - 0.6%
Qantas Airways Ltd.	2,703,029	6,428,831

Building Products - 0.8%
Cie de Saint-Gobain	166,300	9,047,371

Industrial Conglomerates - 0.8%
Bidvest Group Ltd.	536,453	8,690,329

Machinery - 0.5%
Vallourec	37,004	6,206,797

Professional Services - 1.8%
Adecco SA	204,500	10,213,942
Randstad Holding NV (a)	238,600	10,432,537

		20,646,479

Road & Rail - 0.4%
East Japan Railway Co.	61,400	4,316,218

Trading Companies & Distributors - 1.6%
Itochu Corp.	420,000	2,866,351
Mitsui & Co. Ltd.	482,000	6,347,635
Wolseley PLC (a)	438,400	8,396,682

		17,610,668

Transportation Infrastructure - 0.3%
Macquarie Infrastructure Group	3,219,500	3,827,144

		97,469,110

Consumer Discretionary - 8.2%
Automobiles - 2.4%
Bayerische Motoren Werke AG	136,700	6,442,948
Nissan Motor Co. Ltd. (a)	2,134,900	15,379,210
Renault SA (a)	123,300	5,985,704

		27,807,862

Hotels, Restaurants & Leisure - 1.1%
TABCORP Holdings Ltd.	712,900	4,687,003
Thomas Cook Group PLC	974,200	3,409,623
TUI Travel PLC	1,205,700	4,889,444

		12,986,070

Household Durables - 1.8%
Electrolux AB Series B (a)	185,500	4,554,965
Sharp Corp.	744,000	8,471,356
Sony Corp.	258,300	6,902,037

		19,928,358

Media - 2.6%
Fairfax Media Ltd.	1,911,500	2,852,617
Lagardere SCA	174,400	7,445,487
Vivendi	361,160	10,413,682
WPP PLC	991,100	9,300,656

		30,012,442

Textiles, Apparel & Luxury Goods - 0.3%
Yue Yuen Industrial Holdings Ltd.	1,049,000	2,957,023

		93,691,755

Information Technology - 6.2%
Communications Equipment - 1.8%
Nokia OYJ	1,108,500	14,687,491
Telefonaktiebolaget LM Ericsson-Class B	624,000	6,059,457

		20,746,948

Computers & Peripherals - 1.8%
Compal Electronics, Inc. (GDR) (b)	1,314,801	8,723,440
Toshiba Corp. (a)	2,253,000	11,873,952

		20,597,392

Electronic Equipment, Instruments & Components - 0.6%
AU Optronics Corp.	4,215,790	4,351,333
Hitachi High-Technologies Corp.	159,600	2,591,817

		6,943,150

Semiconductors & Semiconductor Equipment - 2.0%
Hynix Semiconductor, Inc. (a)	218,300	3,451,931
Samsung Electronics (Preference Shares)	11,500	4,692,413
Samsung Electronics Co. Ltd.	22,330	13,806,674

		21,951,018

		70,238,508

Materials - 5.6%
Chemicals - 3.0%
BASF SE	342,900	20,727,013
Israel Chemicals Ltd.	675,700	8,713,139
Koninklijke Dsm NV	88,300	4,354,382
Mitsubishi Chemical Holdings Corp.	21,500	77,823

		33,872,357

Containers & Packaging - 0.3%
Amcor Ltd.	644,900	3,493,037

Metals & Mining - 1.8%
JFE Holdings, Inc.	170,600	5,578,931
MMC Norilsk Nickel (ADR) (a)	358,420	4,928,275
Xstrata PLC (a)	557,870	9,890,065

		20,397,271

Paper & Forest Products - 0.5%
Svenska Cellulosa AB-Class B	414,900	5,727,767

		63,490,432

Utilities - 4.9%
Electric Utilities - 4.0%
E.ON AG	453,100	17,925,851
Electricite de France	154,900	8,950,970
Enel SpA	2,427,400	14,570,538
The Tokyo Electric Power Co., Inc.	141,700	3,815,632

		45,262,991

Gas Utilities - 0.2%
Tokyo Gas Co., Ltd.	745,000	3,058,879

Independent Power Producers & Energy Traders - 0.2%
Drax Group PLC	329,400	2,229,668

Multi-Utilities - 0.5%
RWE AG	63,340	5,815,240

		56,366,778

Consumer Staples - 3.6%
Food & Staples Retailing - 3.1%
Aeon Co. Ltd.	685,700	5,496,359
Casino Guichard Perrachon SA	91,600	7,864,106
Koninklijke Ahold NV	902,940	12,154,028
Metro AG	153,000	9,613,661

		35,128,154

Food Products - 0.5%
Associated British Foods PLC	433,600	5,745,735

		40,873,889

Total Common Stocks (cost $1,064,265,862)		1,110,798,533

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a) (cost $0)	453,498	1

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (c) (cost $26,109,419)	26,109,419	26,109,419

Total Investments - 99.9% (cost $1,090,375,281) (d)		1,136,907,953
Other assets less liabilities - 0.1%		1,314,912

Net Assets - 100.0%		$1,138,222,865

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	140	December 2009	$6,050,325	$5,886,080	$(164,245)
FTSE 100 Index Futures	70	December 2009	$5,747,615	$5,984,131	$236,516

					$72,271

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 2/17/10	124,500	$112,137,150	$113,152,048	$1,014,898
Canadian Dollar settling 2/17/10	6,240	5,852,121	5,912,362	60,241
New Zealand Dollar settling 2/17/10	63,734	45,700,465	45,400,875	(299,590)
Norwegian Krone settling 2/17/10	284,987	50,015,269	50,055,955	40,686
Swedish Krona settling 2/17/10	327,932	47,002,537	47,053,236	50,699
Sale Contracts:
British Pound settling 2/17/10	71,122	117,837,774	116,944,337	893,437
Canadian Dollar settling 2/17/10	26,015	24,466,284	24,649,055	(182,771)
Euro settling 2/17/10	10,853	16,069,386	16,291,408	(222,022)
Euro settling 2/17/10	11,498	17,094,996	17,259,615	(164,619)
Japanese Yen settling 2/17/10	402,518	4,426,680	4,658,423	(231,743)
Japanese Yen settling 2/17/10	5,216,932	57,682,625	60,376,622	(2,693,997)
Swiss Franc settling 2/17/10	5,099	5,067,329	5,079,200	(11,871)
Swiss Franc settling 2/17/10	3,005	2,958,958	2,993,331	(34,373)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the market value of this security amounted to $8,723,440 or 0.8% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $140,555,264 and gross unrealized depreciation of investments was $(94,022,592), resulting in net unrealized appreciation of $46,532,672.

An amount equivalent to U.S. $870,710 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

Country Breakdown *

November 30, 2009 (unaudited)

15.6%	United Kingdom
14.6%	France
13.8%	Germany
11.9%	Japan
5.5%	Australia
5.2%	Netherlands
5.1%	Italy
3.3%	South Korea
3.2%	Spain
3.1%	Canada
2.7%	Switzerland
2.0%	Russia
1.4%	Sweden
10.3%	Other
2.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2009. The fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Belgium, Brazil, Denmark, Finland, Hong Kong, Israel, Kazakhstan, New Zealand, Norway, South Africa, Taiwan and Turkey.

AllianceBernstein Pooling Portfolios – International Value Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$21,955,928	$297,731,647		$—	$319,687,575
Telecommunication Services	5,803,297	127,043,224		—	132,846,521
Energy	25,861,450	103,225,654		—	129,087,104
Health Care	—	107,046,861		—	107,046,861
Industrials	—	97,469,110		—	97,469,110
Consumer Discretionary	—	93,691,755		—	93,691,755
Information Technology	—	70,238,508		—	70,238,508
Materials	—	63,490,432		—	63,490,432
Utilities	—	56,366,778		—	56,366,778
Consumer Staples	—	40,873,889		—	40,873,889
Rights	—	—		1	1
Short-Term Investments	26,109,419	—		—	26,109,419

Total Investments in Securities	79,730,094	1,057,177,858	+	1	1,136,907,953
Other Financial Instruments*:
Assets:	236,516	2,059,961		—	2,296,477
Liabilities:	(164,245)	(3,840,986)		—	(4,005,231)

Total	$79,802,365	$1,055,396,833		$1	$1,135,199,199

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Rights	Total
Balance as of 8/31/09	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases/sales	—	—
Net transfers in and/or out of Level 3	1	1

Balance as of 11/30/09	$1	$1

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Financials - 22.0%
Capital Markets - 6.5%
Credit Suisse Group AG	607,006	$31,647,838
Julius Baer Group Ltd.	398,019	13,135,875
Macquarie Group Ltd.	427,900	18,802,678
Man Group PLC	1,958,453	10,321,805

		73,908,196

Commercial Banks - 13.3%
Banco Santander Central Hispano SA	1,431,679	24,645,597
BNP Paribas SA	134,105	11,132,395
HSBC Holdings PLC	1,485,200	17,436,169
ICICI Bank Ltd.	579,810	10,776,496
Industrial & Commercial Bank of China Ltd.-Class H	28,329,000	23,922,520
Itau Unibanco Holding SA (ADR)	1,022,380	22,747,955
Standard Chartered PLC	1,444,642	35,411,560
Westpac Banking Corp.	272,300	6,011,175

		152,083,867

Diversified Financial Services - 1.0%
Hong Kong Exchanges and Clearing Ltd.	669,200	11,911,062

Insurance - 0.6%
QBE Insurance Group Ltd.	305,302	6,210,385

Real Estate Management & Development - 0.6%
Sun Hung Kai Properties Ltd.	482,000	7,115,518

		251,229,028

Materials - 12.3%
Chemicals - 1.5%
Syngenta AG	66,740	17,779,321

Construction Materials - 0.7%
CRH PLC (London)	318,300	8,101,161

Metals & Mining - 10.1%
ArcelorMittal (Euronext Amsterdam)	684,600	26,849,161
BHP Billiton PLC	697,060	21,447,070
Rio Tinto PLC	328,500	16,731,008
Sumitomo Metal Mining Co. Ltd.	504,000	8,221,655
Vale SA (Sponsored ADR)-Class B	808,200	23,171,094
Xstrata PLC (a)	1,043,810	18,504,936

		114,924,924

		140,805,406

Energy - 12.0%
Energy Equipment & Services - 3.4%
Saipem SpA	601,800	19,420,593
Tenaris SA	953,889	18,898,623

		38,319,216

Oil, Gas & Consumable Fuels - 8.6%
BG Group PLC	1,555,924	28,286,097
China Coal Energy Co.-Class H	3,578,000	6,049,427
CNOOC Ltd.	8,792,000	13,582,832
PetroChina Co. Ltd.-Class H	4,952,000	6,171,757
Petroleo Brasileiro SA (Sponsored ADR)	435,000	22,306,800
Suncor Energy, Inc. (Toronto)	613,900	22,045,490

		98,442,403

		136,761,619

Consumer Staples - 11.8%
Beverages - 2.0%
Anheuser-Busch InBev NV	448,247	22,380,537

Food & Staples Retailing - 2.2%
Tesco PLC	3,544,680	24,682,371

Food Products - 4.5%
Nestle SA	694,816	32,850,311
Unilever NV	607,100	18,574,726

		51,425,037

Household Products - 0.5%
Reckitt Benckiser Group PLC	113,787	5,807,706

Personal Products - 0.7%
L’Oreal SA	78,810	8,555,769

Tobacco - 1.9%
British American Tobacco PLC	704,860	21,462,543

		134,313,963

Industrials - 10.1%
Aerospace & Defense - 1.0%
BAE Systems PLC	2,097,325	11,342,546

Electrical Equipment - 2.4%
ABB Ltd.	542,900	9,968,923
Gamesa Corp. Tecnologica SA	398,320	7,624,562
Vestas Wind Systems A/S (a)	130,752	9,179,809

		26,773,294

Industrial Conglomerates - 1.9%
Siemens AG	219,500	21,527,722

Machinery - 2.1%
Atlas Copco AB-Class A	580,673	8,258,963
MAN SE	81,559	6,679,215
NGK Insulators Ltd.	427,000	9,332,095

		24,270,273

Trading Companies & Distributors - 2.7%
Mitsubishi Corp.	797,700	17,891,392
Mitsui & Co. Ltd.	991,200	13,053,476

		30,944,868

		114,858,703

Health Care - 9.4%
Pharmaceuticals - 9.4%
AstraZeneca PLC	222,900	9,993,148
Bayer AG	181,813	13,927,279
Novo Nordisk A/S-Class B	159,396	10,629,840
Roche Holding AG	148,411	24,249,245
Sanofi-Aventis	281,593	21,298,597
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	525,900	27,762,261

		107,860,370

Information Technology - 8.1%
Communications Equipment - 0.4%
Research In Motion Ltd. (a)	79,200	4,584,888

Computers & Peripherals - 0.9%
Toshiba Corp. (a)	1,921,000	10,124,217

Electronic Equipment, Instruments & Components - 2.6%
HON HAI Precision Industry Co. Ltd.	4,264,350	17,966,064
Nippon Electric Glass Co. Ltd.	971,000	11,536,462

		29,502,526

Internet Software & Services - 0.7%
Tencent Holdings Ltd.	429,200	7,932,638

IT Services - 0.5%
Infosys Technologies Ltd.	119,590	6,132,515

Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV	452,500	13,961,834
Samsung Electronics Co. Ltd.	16,760	10,362,734

		24,324,568

Software - 0.9%
SAP AG	217,500	10,387,843

		92,989,195

Consumer Discretionary - 7.4%
Automobiles - 2.3%
Bayerische Motoren Werke AG	341,745	16,107,134
Honda Motor Co. Ltd.	328,200	10,167,636

		26,274,770

Distributors - 0.3%
Li & Fung Ltd.	870,000	3,493,718

Hotels, Restaurants & Leisure - 1.6%
Carnival PLC (a)	525,638	17,677,181

Media - 1.6%
British Sky Broadcasting Group PLC	810,615	7,085,805
SES SA (FDR)	544,618	11,578,501

		18,664,306

Multiline Retail - 0.7%
Next PLC	245,713	8,013,504

Specialty Retail - 0.9%
Kingfisher PLC	2,589,715	10,137,241

		84,260,720

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.6%
Telefonica SA	1,019,949	29,320,746

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series L (ADR)	196,800	9,521,184

		38,841,930

Utilities - 0.5%
Multi-Utilities - 0.5%
Centrica PLC	1,474,251	6,180,974

Total Common Stocks (cost $915,157,415)		1,108,101,908

WARRANTS - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., expiring 2/01/12 (a)	5,551,235	10,491,834
Taiwan Semiconductor Manufacturing Co., expiring 9/29/14 (a)	1,512,100	2,857,869

Total Warrants (cost $11,189,503)		13,349,703

SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (b) (cost $574,563)	574,563	574,563

Total Investments - 98.2% (cost $926,921,481) (c)		1,122,026,174
Other assets less liabilities - 1.8%		20,326,454

Net Assets - 100.0%		$1,142,352,628

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 12/15/09	119,045	$102,125,134	$108,895,667	$6,770,533
British Pound settling 12/15/09	7,748	12,697,345	12,745,223	47,878
British Pound settling 12/15/09	4,774	7,891,422	7,853,084	(38,338)
British Pound settling 12/15/09	7,067	11,603,449	11,624,999	21,550

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
British Pound settling 12/15/09	4,714	$7,773,292	$7,754,386	$(18,906)
Canadian Dollar settling 12/15/09	9,016	8,331,177	8,542,699	211,522
Canadian Dollar settling 12/15/09	4,314	4,192,542	4,087,534	(105,008)
Canadian Dollar settling 12/15/09	4,784	4,467,729	4,532,861	65,132
Euro settling 12/15/09	84,995	123,283,548	127,619,314	4,335,766
Japanese Yen settling 12/15/09	644,897	7,105,520	7,461,143	355,623
New Zealand Dollar settling 12/15/09	24,299	16,854,272	17,389,743	535,471
Norwegian Krone settling 12/15/09	32,323	5,187,450	5,692,470	505,020
Norwegian Krone settling 12/15/09	240,956	40,626,539	42,435,254	1,808,715
Swedish Krona settling 12/15/09	65,203	9,245,164	9,353,191	108,027
Swedish Krona settling 12/15/09	91,796	12,827,837	13,167,885	340,048
Swedish Krona settling 12/15/09	177,326	25,658,144	25,436,928	(221,216)
Sale Contracts:
British Pound settling 12/15/09	4,700	7,686,662	7,731,356	(44,694)
British Pound settling 12/15/09	12,758	20,618,842	20,986,519	(367,677)
British Pound settling 12/15/09	96,574	159,825,141	158,861,274	963,867
British Pound settling 12/15/09	17,169	27,803,135	28,242,479	(439,344)
British Pound settling 12/15/09	3,853	6,122,378	6,338,067	(215,689)
British Pound settling 12/15/09	5,002	7,984,342	8,228,136	(243,794)
Canadian Dollar settling 12/15/09	35,930	33,468,087	34,043,831	(575,744)
Canadian Dollar settling 12/15/09	6,672	6,212,290	6,321,749	(109,459)
Euro settling 12/15/09	6,054	8,853,975	9,090,033	(236,058)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Euro settling 12/15/09	8,444	$12,679,426	$12,678,599	$827
Euro settling 12/15/09	9,448	13,989,559	14,186,096	(196,537)
Euro settling 12/15/09	6,616	9,799,685	9,933,871	(134,186)
Euro settling 12/15/09	4,117	6,103,535	6,181,643	(78,108)
Japanese Yen settling 12/15/09	1,693,024	18,383,252	19,587,461	(1,204,209)
Japanese Yen settling 12/15/09	964,666	10,505,140	11,160,715	(655,575)
Japanese Yen settling 3/15/10	474,897	5,471,416	5,496,931	(25,515)
Swiss Franc settling 12/15/09	52,943	50,776,372	52,713,616	(1,937,244)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $215,757,726 and gross unrealized depreciation of investments was $(20,653,033), resulting in net unrealized appreciation of $195,104,693.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt

Country Breakdown *

October 31, 2009 (unaudited)

Summary

24.1%	United Kingdom
11.6%	Switzerland
7.2%	Japan
6.1%	Germany
6.1%	Brazil
5.5%	Spain
5.3%	Netherlands
5.1%	China
4.7%	France
3.4%	Italy
2.8%	Taiwan
2.8%	Australia
2.5%	Israel
12.8%	Other
0.0%	Short-Term Investments

100.0%	Total Investments

*	All data are as of November 30, 2009. The fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.5% or less in the following countries: Belgium, Canada, Denmark, Hong Kong, India, Ireland, Mexico, South Korea and Sweden.

AllianceBernstein Pooling Portfolios – International Growth Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$22,747,955	$228,481,073		$—	$251,229,028
Materials	23,171,094	117,634,312		—	140,805,406
Energy	44,352,290	92,409,329		—	136,761,619
Consumer Staples	—	134,313,963		—	134,313,963
Industrials	—	114,858,703		—	114,858,703
Health Care	27,762,261	80,098,109		—	107,860,370
Information Technology	4,584,888	88,404,307		—	92,989,195
Consumer Discretionary	—	84,260,720		—	84,260,720
Telecommunication Services	9,521,184	29,320,746		—	38,841,930
Utilities	—	6,180,974		—	6,180,974
Warrants	—	13,349,703		—	13,349,703
Short-Term Investments	574,563	—		—	574,563

Total Investments in Securities	132,714,235	989,311,939	+	—	1,122,026,174
Other Financial Instruments*:
Assets:	—	16,069,979		—	16,069,979
Liabilities:	—	(6,847,301)		—	(6,847,301)

Total	$132,714,235	$998,534,617		$—	$1,131,248,852

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Total
Balance as of 8/31/09	$7,224,324	$7,224,324
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	(7,224,324)	(7,224,324)

Balance as of 11/30/09	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$—	$—

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 19.0%
Commercial Banks - 3.6%
Associated Banc-Corp.	499,700	$5,666,598
City National Corp./CA	74,700	2,947,662
Comerica, Inc.	177,700	5,059,119
Webster Financial Corp.	303,500	3,863,555
Whitney Holding Corp.	395,900	3,186,995

		20,723,929

Insurance - 6.6%
Arch Capital Group Ltd. (a)	54,000	3,771,360
Aspen Insurance Holdings Ltd.	190,500	4,935,855
Endurance Specialty Holdings Ltd.	151,900	5,679,541
Fidelity National Financial, Inc.-Class A	305,000	4,236,450
Platinum Underwriters Holdings, Ltd.	55,276	1,950,690
Reinsurance Group of America, Inc.-Class A	142,000	6,603,000
StanCorp Financial Group, Inc.	133,100	4,939,341
Unum Group	279,600	5,323,584

		37,439,821

Real Estate Investment Trusts (REITs) - 3.6%
Brandywine Realty Trust	408,100	4,007,542
Famcor	391,300	3,623,438
Digital Realty Trust, Inc.	79,600	3,873,336
Sunstone Hotel Investors, Inc. (a)	431,401	3,494,348
Tanger Factory Outlet Centers	138,100	5,420,425

		20,419,089

Real Estate Management & Development - 2.0%
Brookfield Properties Corp. (New York)	327,400	3,686,524
CB Richard Ellis Group, Inc.-Class A (a)	308,900	3,530,727
Jones Lang LaSalle, Inc.	78,600	3,998,382

		11,215,633

Thrifts & Mortgage Finance - 3.2%
Astoria Financial Corp.	299,642	3,110,284
First Niagara Financial Group, Inc.	564,918	7,451,268
Washington Federal, Inc.	393,550	7,497,128

		18,058,680

		107,857,152

Consumer Discretionary - 17.4%
Auto Components - 2.3%
Federal Mogul Corp. (a)	507,400	6,849,900
TRW Automotive Holdings Corp. (a)	276,200	6,010,112

		12,860,012

Automobiles - 0.7%
Harley-Davidson, Inc.	147,700	4,303,978

Hotels, Restaurants & Leisure - 2.2%
Boyd Gaming Corp. (a)	365,900	2,989,403
Darden Restaurants, Inc.	162,800	5,116,804
Wyndham Worldwide Corp.	232,300	4,313,811

		12,420,018

Household Durables - 2.5%
Black & Decker Corp.	57,200	3,471,468
NVR, Inc. (a)	5,475	3,685,496
Pulte Homes, Inc.	309,700	2,830,658
Whirlpool Corp.	58,935	4,370,620

		14,358,242

Leisure Equipment & Products - 0.8%
Callaway Golf Co.	617,000	4,423,890

Media - 0.6%
CBS Corp.-Class B	279,900	3,585,519

Multiline Retail - 0.6%
JC Penney Co., Inc.	117,500	3,376,950

Specialty Retail - 6.6%
AnnTaylor Stores Corp. (a)	354,400	4,954,512
Dress Barn, Inc. (a)	168,300	3,613,401
Foot Locker, Inc.	594,000	5,637,060
Limited Brands, Inc.	279,100	4,630,269
Men’s Wearhouse, Inc.	301,100	6,142,440
Office Depot, Inc. (a)	854,200	5,244,788
Signet Jewelers Ltd. (a)	271,024	7,005,970

		37,228,440

Textiles, Apparel & Luxury Goods - 1.1%
Jones Apparel Group, Inc.	357,700	6,063,015

		98,620,064

Industrials - 14.4%
Airlines - 1.0%
Alaska Air Group, Inc. (a)	111,700	3,339,830
Skywest, Inc.	150,300	2,210,913

		5,550,743

Building Products - 0.5%
Masco Corp.	201,700	2,739,086

Commercial Services & Supplies - 1.0%
United Stationers, Inc. (a)	109,000	5,552,460

Electrical Equipment - 5.0%
Acuity Brands, Inc.	88,100	2,843,868
AO Smith Corp.	131,500	5,512,480
Cooper Industries Ltd.-Class A	83,900	3,581,691
EnerSys (a)	235,900	5,369,084
Regal-Beloit Corp.	71,700	3,402,882
Thomas & Betts Corp. (a)	201,150	7,341,975

		28,051,980

Machinery - 3.9%
Briggs & Stratton Corp.	178,900	3,374,054
Gardner Denver, Inc.	151,200	5,659,416
Mueller Industries, Inc.	274,400	6,451,144
Terex Corp. (a)	353,100	6,648,873

		22,133,487

Professional Services - 0.7%
Kelly Services, Inc.-Class A (a)	403,200	4,229,568

Road & Rail - 1.1%
Con-way, Inc.	71,300	2,160,390
Hertz Global Holdings, Inc. (a)	442,900	4,340,420

		6,500,810

Trading Companies & Distributors - 1.2%
WESCO International, Inc. (a)	261,500	6,825,150

		81,583,284

Information Technology - 13.7%
Communications Equipment - 0.9%
CommScope, Inc. (a)	195,100	4,902,863

Computers & Peripherals - 2.2%
NCR Corp. (a)	343,600	3,233,276
SanDisk Corp. (a)	184,400	3,636,368
Western Digital Corp. (a)	145,800	5,371,272

		12,240,916

Electronic Equipment, Instruments & Components - 5.6%
Anixter International, Inc. (a)	161,400	6,975,708
Arrow Electronics, Inc. (a)	185,200	4,867,056
AU Optronics Corp. (Sponsored ADR)	545,024	5,695,501
Avnet, Inc. (a)	196,400	5,351,900
Flextronics International Ltd. (a)	698,300	4,936,981
Insight Enterprises, Inc. (a)	393,000	3,988,950

		31,816,096

IT Services - 1.8%
Amdocs Ltd. (a)	117,400	3,102,882
Convergys Corp. (a)	662,500	7,406,750

		10,509,632

Semiconductors & Semiconductor Equipment - 3.2%
Amkor Technology, Inc. (a)	506,000	2,808,300
Lam Research Corp. (a)	160,000	5,438,400
Siliconware Precision Industries Co. (Sponsored ADR)	894,500	6,011,040
Teradyne, Inc. (a)	454,500	4,026,870

		18,284,610

		77,754,117

Materials - 8.5%
Chemicals - 3.3%
Arch Chemicals, Inc.	118,100	3,166,261
Cytec Industries, Inc.	144,900	4,923,702
Huntsman Corp.	388,600	3,699,472
Rockwood Holdings, Inc. (a)	317,800	7,153,678

		18,943,113

Containers & Packaging - 1.5%
Owens-Illinois, Inc. (a)	102,700	3,211,429
Sonoco Products Co.	189,300	5,334,474

		8,545,903

Metals & Mining - 3.7%
AK Steel Holding Corp.	199,900	3,998,000
Commercial Metals Co.	332,500	5,286,750
Reliance Steel & Aluminum Co.	152,300	6,226,024
Steel Dynamics, Inc.	320,500	5,422,860

		20,933,634

		48,422,650

Energy - 7.8%
Energy Equipment & Services - 4.4%
Helix Energy Solutions Group, Inc. (a)	471,675	5,546,898
Helmerich & Payne, Inc.	168,600	6,330,930
Oil States International, Inc. (a)	163,300	5,857,571
Rowan Cos, Inc. (a)	281,700	6,955,173

		24,690,572

Oil, Gas & Consumable Fuels - 3.4%
Cimarex Energy Co.	164,200	7,691,128
Forest Oil Corp. (a)	287,700	5,270,664
Mariner Energy, Inc. (a)	253,925	3,176,602
Whiting Petroleum Corp. (a)	54,500	3,392,625

		19,531,019

		44,221,591

Consumer Staples - 7.4%
Beverages - 1.0%
Constellation Brands, Inc.-Class A (a)	324,994	5,560,647

Food & Staples Retailing - 0.8%
Supervalu, Inc.	343,700	4,753,371

Food Products - 4.4%
Bunge Ltd.	83,700	5,181,030
Dean Foods Co. (a)	282,900	4,498,110
Del Monte Foods Co.	424,100	4,448,809
Smithfield Foods, Inc. (a)	384,700	5,955,156
Tyson Foods, Inc.-Class A	386,300	4,643,326

		24,726,431

Tobacco - 1.2%
Universal Corp.	157,500	6,758,325

		41,798,774

Utilities - 6.5%
Electric Utilities - 3.2%
Northeast Utilities	289,500	6,979,845
Pepco Holdings, Inc.	333,800	5,440,940
Portland General Electric Co.	285,225	5,593,262

		18,014,047

Gas Utilities - 0.2%
Atmos Energy Corp.	46,891	1,284,345

Independent Power Producers & Energy Traders - 0.4%
RRI Energy, Inc. (a)	456,000	2,243,520

Multi-Utilities - 2.7%
CMS Energy Corp.	372,300	5,301,552
NiSource, Inc.	421,200	6,002,100
Wisconsin Energy Corp.	86,900	3,919,190

		15,222,842

		36,764,754

Health Care - 4.2%
Health Care Equipment & Supplies - 0.9%
Teleflex, Inc.	96,400	5,021,476

Health Care Providers & Services - 3.3%
AMERIGROUP Corp. (a)	138,800	3,290,948
LifePoint Hospitals, Inc. (a)	232,478	6,748,836
Molina Healthcare, Inc. (a)	252,825	5,284,043
Omnicare, Inc.	151,600	3,514,088

		18,837,915

		23,859,391

Total Common Stocks (cost $542,865,050)		560,881,777

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (b) (cost $2,181,728)	2,181,728	2,181,728

Total Investments - 99.3% (cost $545,046,778) (c)		563,063,505
Other assets less liabilities - 0.7%		4,067,587

Net Assets - 100.0%		$567,131,092

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,503,041 and gross unrealized depreciation of investments was $(56,486,314, resulting in net unrealized appreciation of $18,016,727.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios – Small-Mid Cap Value Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$560,881,777	$—	$—	$560,881,777
Short-Term Investments	2,181,728	—	—	2,181,728

Total Investments in Securities	563,063,505	—	—	563,063,505
Other Financial Instruments*	—	—	—	—

Total	$563,063,505	$—	$—	$563,063,505

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 23.0%
Communications Equipment - 4.8%
Blue Coat Systems, Inc. (a)	336,500	$8,893,695
Ciena Corp. (a)	304,600	3,700,890
F5 Networks, Inc. (a)	195,900	9,213,177
Riverbed Technology, Inc. (a)	251,200	5,114,432

		26,922,194

Internet Software & Services - 2.0%
VistaPrint NV (a)	198,700	11,331,861

IT Services - 4.4%
Alliance Data Systems Corp. (a)	104,000	6,342,960
Cognizant Technology Solutions Corp.-Class A (a)	90,700	3,984,451
CyberSource Corp. (a)	583,000	10,010,110
Global Payments, Inc.	93,600	4,797,936

		25,135,457

Semiconductors & Semiconductor Equipment - 9.0%
Atheros Communications, Inc. (a)	158,400	4,509,648
Cymer, Inc. (a)	143,400	4,795,296
Fairchild Semiconductor International, Inc.-Class A (a)	962,500	7,796,250
Hittite Microwave Corp. (a)	129,300	4,877,196
Micron Technology, Inc. (a)	754,500	5,673,840
ON Semiconductor Corp. (a)	1,163,100	9,025,656
PMC - Sierra, Inc. (a)	526,700	4,176,731
Skyworks Solutions, Inc. (a)	345,600	4,254,336
Veeco Instruments, Inc. (a)	210,900	5,759,679

		50,868,632

Software - 2.8%
Red Hat, Inc. (a)	316,800	8,458,560
TIBCO Software, Inc. (a)	880,100	7,568,860

		16,027,420

		130,285,564

Consumer Discretionary - 21.2%
Distributors - 1.3%
LKQ Corp. (a)	416,100	7,252,623

Diversified Consumer Services - 2.4%
Corinthian Colleges, Inc. (a)	345,800	5,124,756
Strayer Education, Inc.	42,600	8,413,500

		13,538,256

Hotels, Restaurants & Leisure - 2.8%
Orient-Express Hotels Ltd.-Class A (a)	633,200	5,293,552
Panera Bread Co.-Class A (a)	63,400	3,991,664
WMS Industries, Inc. (a)	169,900	6,605,712

		15,890,928

Household Durables - 1.8%
Tempur-Pedic International, Inc. (a)	487,400	10,503,470

Internet & Catalog Retail - 1.2%
NetFlix, Inc. (a)	113,400	6,648,642

Media - 2.3%
Lamar Advertising Co.-Class A (a)	177,400	4,910,432
National CineMedia, Inc.	540,900	7,902,549

		12,812,981

Multiline Retail - 1.7%
Dollar Tree, Inc. (a)	194,900	9,544,253

Specialty Retail - 6.6%
American Eagle Outfitters, Inc.	396,445	6,097,324
Carmax, Inc. (a)	207,100	4,117,148
Dick’s Sporting Goods, Inc. (a)	380,500	7,899,180
J Crew Group, Inc. (a)	160,300	6,859,237
Ross Stores, Inc.	138,700	6,100,026
Williams-Sonoma, Inc.	319,600	6,494,272

		37,567,187

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc. (a)	287,700	6,257,475

		120,015,815

Health Care - 19.6%
Biotechnology - 7.1%
Alexion Pharmaceuticals, Inc. (a)	160,300	7,269,605
Dendreon Corp. (a)	220,300	6,023,002
Human Genome Sciences, Inc. (a)	193,100	5,372,042
Onyx Pharmaceuticals, Inc. (a)	239,900	6,863,539
Regeneron Pharmaceuticals, Inc. (a)	135,000	2,477,250
Seattle Genetics, Inc. (a)	134,000	1,243,520
United Therapeutics Corp. (a)	138,700	6,323,333
Vertex Pharmaceuticals, Inc. (a)	120,900	4,693,338

		40,265,629

Health Care Equipment & Supplies - 4.4%
Edwards Lifesciences Corp. (a)	65,600	5,397,568
Masimo Corp. (a)	208,100	5,485,516
NuVasive, Inc. (a)	190,300	6,175,235
Resmed, Inc. (a)	155,600	7,822,012

		24,880,331

Health Care Providers & Services - 3.2%
Emergency Medical Services Corp. (a)	183,700	8,863,525
HMS Holdings Corp. (a)	212,800	9,407,888

		18,271,413

Health Care Technology - 1.1%
athenahealth, Inc. (a)	150,000	6,285,000

Life Sciences Tools & Services - 2.7%
Illumina, Inc. (a)	203,400	5,882,328
Qiagen NV (a)	419,900	9,279,790

		15,162,118

Pharmaceuticals - 1.1%
Medicis Pharmaceutical Corp.	261,500	6,168,785

		111,033,276

Industrials - 17.5%
Aerospace & Defense - 0.9%
Hexcel Corp. (a)	490,300	5,172,665

Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	160,300	5,118,379

Building Products - 0.8%
Simpson Manufacturing Co., Inc.	175,200	4,355,472

Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	24,200	1,324,466

Electrical Equipment - 3.9%
Ametek, Inc.	235,200	8,598,912
Baldor Electric Co.	311,200	8,013,400
EnerSys (a)	224,300	5,105,068

		21,717,380

Machinery - 7.0%
Actuant Corp.-Class A	335,100	5,472,183
Bucyrus International, Inc.-Class A	169,500	8,778,405
IDEX Corp.	208,975	6,191,929
Joy Global, Inc.	134,055	7,177,305
Lincoln Electric Holdings, Inc.	137,100	7,044,198
Valmont Industries, Inc.	66,500	5,096,560

		39,760,580

Marine - 0.9%
Kirby Corp. (a)	153,400	5,115,890

Professional Services - 0.5%
Resources Connection, Inc. (a)	144,500	2,784,515

Road & Rail - 2.4%
Genesee & Wyoming, Inc.-Class A (a)	109,300	3,401,416
Knight Transportation, Inc.	250,400	4,259,304
RailAmerica, Inc. (a)	445,200	5,698,560

		13,359,280

		98,708,627

Financials - 6.6%
Capital Markets - 4.9%
Affiliated Managers Group, Inc. (a)	103,050	6,719,891
Greenhill & Co., Inc.	70,220	5,733,463
Lazard Ltd.-Class A	224,900	8,717,124
Stifel Financial Corp. (a)	115,200	6,188,544

		27,359,022

Commercial Banks - 0.5%
PrivateBancorp, Inc.	296,200	2,929,418

Thrifts & Mortgage Finance - 1.2%
People’s United Financial, Inc.	420,800	6,854,832

		37,143,272

Energy - 6.0%
Energy Equipment & Services - 3.9%
Complete Production Services, Inc. (a)	529,300	5,499,427
FMC Technologies, Inc. (a)	118,700	6,465,589
Oceaneering International, Inc. (a)	77,300	4,222,899
Superior Energy Services, Inc. (a)	263,200	5,564,048

		21,751,963

Oil, Gas & Consumable Fuels - 2.1%
Cabot Oil & Gas Corp.	148,100	5,672,230
Newfield Exploration Co. (a)	150,700	6,371,596

		12,043,826

		33,795,789

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 1.1%
tw telecom, Inc. (a)	433,000	6,300,150

Wireless Telecommunication Services - 1.2%
SBA Communications Corp.-Class A (a)	215,600	6,907,824

		13,207,974

Materials - 1.7%
Chemicals - 1.7%
Airgas, Inc.	128,400	5,938,500
Solutia, Inc. (a)	365,600	3,937,512

		9,876,012

Consumer Staples - 1.3%
Food Products - 1.3%
Green Mountain Coffee Roasters, Inc. (a)	112,150	7,063,207

Total Common Stocks (cost $484,886,176)		561,129,536

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (b) (cost $5,498,557)	5,498,557	5,498,557

Total Investments - 100.2% (cost $490,384,733) (c)		566,628,093
Other assets less liabilities - (0.2)%		(1,003,247)

Net Assets - 100.0%		$565,624,846

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $95,281,985 and gross unrealized depreciation of investments was $(19,038,625), resulting in net unrealized appreciation of $76,243,360.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

AllianceBernstein Pooling Portfolios – Small-Mid Cap Growth Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$561,129,536	$—	$—	$561,129,536
Short-Term Investments	5,498,557	—	—	5,498,557

Total Investments in Securities	566,628,093	—	—	566,628,093
Other Financial Instruments*	—	—	—	—

Total	$566,628,093	$—	$—	$566,628,093

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 30.4%
Industrial - 16.7%
Basic - 0.9%
Ei Du Pont De Nemours & Co.
3.25%, 1/15/15	$4,719	$4,797,222
Praxair, Inc.
3.25%, 9/15/15	5,520	5,689,089

		10,486,311

Capital Goods - 1.7%
Boeing Capital Corp.
3.25%, 10/27/14	11,495	11,701,876
General Dynamics Corp.
1.80%, 7/15/11	5,637	5,726,172
John Deere Capital Corp.
5.25%, 10/01/12	2,735	2,996,679

		20,424,727

Communications - Telecommunications - 1.5%
AT&T, Inc.
4.85%, 2/15/14	4,875	5,252,964
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	5,160	5,919,567
Verizon Global Funding Corp.
7.375%, 9/01/12	2,142	2,449,546
Vodafone Group PLC
7.75%, 2/15/10	3,690	3,742,509

		17,364,586

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
8.00%, 6/15/10	3,495	3,619,363

Consumer Cyclical - Entertainment - 0.3%
The Walt Disney Co.
4.50%, 12/15/13	3,624	3,949,848

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
4.30%, 3/01/13	3,595	3,874,576

Consumer Cyclical - Retailers - 0.3%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	3,500	3,801,857

Consumer Non-Cyclical - 4.6%
Avon Products, Inc.
5.625%, 3/01/14	2,450	2,724,018

Baxter FinCo BV
4.75%, 10/15/10	3,432	3,558,205
Bottling Group LLC
5.00%, 11/15/13	3,599	3,968,509
6.95%, 3/15/14	3,290	3,872,238
Campbell Soup Co.
6.75%, 2/15/11	3,460	3,706,895
Coca-Cola Enterprises, Inc.
4.25%, 3/01/15	3,675	3,943,396
Colgate-Palmolive Co.
Series F
3.15%, 8/05/15	1,049	1,094,603
Diageo Finance BV
3.25%, 1/15/15	8,859	9,005,280
Genentech, Inc.
4.40%, 7/15/10	1,910	1,954,398
Merck & Co., Inc.
1.875%, 6/30/11	5,870	5,959,782
Procter & Gamble Co.
3.15%, 9/01/15	11,035	11,396,352
4.60%, 1/15/14	3,485	3,796,413

		54,980,089

Energy - 4.1%
Apache Corp.
5.25%, 4/15/13	2,890	3,157,796
BP Capital Markets PLC
1.55%, 8/11/11	6,394	6,488,900
Chevron Corp.
3.95%, 3/03/14	3,665	3,906,879
ConocoPhillips
4.75%, 2/01/14	3,650	3,966,506
Shell International Finance BV
3.25%, 9/22/15	10,358	10,658,444
Statoil ASA
2.90%, 10/15/14	8,865	9,056,644
Total Capitol SA
3.125%, 10/02/15	11,620	11,849,216

		49,084,385

Services - 0.5%
The Western Union Co.
5.40%, 11/17/11	4,980	5,324,840

Technology - 2.2%
Cisco Systems, Inc.
2.90%, 11/17/14	1,765	1,790,280
5.25%, 2/22/11	1,866	1,969,830
Dell, Inc.
3.375%, 6/15/12	2,134	2,236,423
Hewlett-Packard Co.
2.95%, 8/15/12	1,408	1,457,046

International Business Machine
2.10%, 5/06/13	12,055	12,258,199
Oracle Corp.
3.75%, 7/08/14	4,116	4,327,081
5.00%, 1/15/11	2,062	2,153,879

		26,192,738

		199,103,320

Financial Institutions - 12.6%
Banking - 9.5%
Bank of America Corp.
4.50%, 8/01/10	3,805	3,890,913
The Bank of New York Mellon Corp.
4.30%, 5/15/14	1,785	1,906,928
Barclays Bank PLC
5.20%, 7/10/14	9,694	10,402,011
BB&T Corp.
3.375%, 9/25/13	8,605	8,761,060
Citigroup, Inc.
6.375%, 8/12/14	6,270	6,595,388
Deutsche Bank AG London
5.00%, 10/12/10	2,550	2,649,761
The Goldman Sachs Group, Inc.
3.625%, 8/01/12	3,210	3,336,343
4.75%, 7/15/13	3,840	4,080,000
JP Morgan Chase & Co.
7.875%, 6/15/10	4,685	4,856,837
Morgan Stanley
6.00%, 5/13/14	5,650	6,156,822
PNC Funding Corp.
4.25%, 9/21/15	11,070	11,433,993
Royal Bank of Canada
5.65%, 7/20/11	4,960	5,358,417
State Street Corp.
4.30%, 5/30/14	3,015	3,203,320
UnionBanCal Corp.
5.25%, 12/16/13	5,212	5,403,270
US Bancorp
2.125%, 2/15/13	7,475	7,536,489
4.20%, 5/15/14	3,822	4,053,938
Wells Fargo & Co.
Series I
3.75%, 10/01/14	11,354	11,447,409
Westpac Banking Corp.
4.20%, 2/27/15	11,025	11,408,791

		112,481,690

Finance - 0.8%
HSBC Finance Corp.
4.75%, 4/15/10	4,905	4,970,864
8.00%, 7/15/10	4,710	4,900,058

		9,870,922

Insurance - 1.6%
Berkshire Hathaway Finance Corp.
4.00%, 4/15/12	4,700	4,975,303
Met Life Global Funding I
2.875%, 9/17/12 (a)	7,700	7,793,416
WellPoint, Inc.
4.25%, 12/15/09	6,800	6,807,922

		19,576,641

Other Finance - 0.3%
ORIX Corp.
5.48%, 11/22/11	3,130	3,160,884

REITS - 0.4%
Simon Property Group LP
5.00%, 3/01/12	3,985	4,170,258

		149,260,395

Utility - 1.1%
Electric - 1.1%
National Rural Utilities Cooperative Finance Corp.
3.875%, 9/16/15	11,065	11,482,338
The Southern Co.
4.15%, 5/15/14	2,001	2,108,458

		13,590,796

Total Corporates - Investment Grades (cost $350,074,238)		361,954,511

GOVERNMENTS - TREASURIES - 22.6%
United States - 22.6%
U.S. Treasury Notes
1.375%, 9/15/12	41,000	41,413,198
1.75%, 8/15/12	51,037	52,101,581
2.375%, 8/31/14	19,760	20,187,626
3.50%, 12/15/09 (b)	33,850	33,890,992
4.00%, 11/15/12	27,638	30,015,310
4.625%, 10/31/11	84,304	90,771,719

Total Governments - Treasuries (cost $265,813,572)		268,380,426

MORTGAGE PASS-THRU’S - 19.8%
Agency Fixed Rate 30-Year - 10.9%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 7/01/37—9/01/37	3,236	3,479,309
6.50%, 12/01/33	8,581	9,362,682
Federal National Mortgage Association
Series 2007
6.50%, 10/01/37	49,850	53,969,806
Series 2008
6.00%, 8/01/38	14,169	15,207,022
6.50%, 12/01/28—7/01/35	25,171	27,469,655

Government National Mortgage Association
Series 2008
6.50%, 9/15/38	18,361	19,717,209

		129,205,683

Agency ARMS - 8.3%
Federal Home Loan Mortgage Corp.
Series 2005
4.781%, 5/01/35 (c)	5,002	5,214,022
Series 2007
5.916%, 11/01/36 (d)	6,844	7,178,516
6.074%, 1/01/37 (d)	6,260	6,584,080
Federal National Mortgage Association
Series 2003
4.788%, 12/01/33 (c)	1,592	1,674,738
Series 2005
4.545%, 2/01/35 (d)	8,102	8,325,362
4.652%, 10/01/35 (c)	4,825	5,058,676
5.333%, 1/01/36 (c)	3,472	3,635,473
Series 2006
3.162%, 1/01/36 (c)	12,563	12,896,297
5.476%, 5/01/36 (d)	6,636	7,000,175
5.66%, 7/01/36 (c)	5,891	6,217,859
5.808%, 11/01/36 (d)	9,764	10,274,773
Series 2007
4.377%, 11/01/35 (d)	7,111	7,414,052
5.528%, 2/01/37 (d)	7,817	8,239,341
6.415%, 1/01/37 (d)	4,465	4,715,628
Series 2009
4.79%, 7/01/38 (c)	3,822	4,009,975

		98,438,967

Agency Fixed Rate 15-Year - 0.6%
Federal National Mortgage Association
Series 1998
6.00%, 10/01/13—12/01/13	30	32,432
Series 2001
6.00%, 11/01/16	136	147,732
Series 2002
6.00%, 12/01/17	76	82,492
Series 2005
6.00%, 6/01/17—6/01/20	267	287,427
Series 2006
6.00%, 5/01/21—1/01/22	4,943	5,340,080
Series 2007
6.00%, 2/01/22	1,314	1,416,659

		7,306,822

Total Mortgage Pass-Thru’s (cost $226,291,025)		234,951,472

ASSET-BACKED SECURITIES - 18.3%
Autos - Fixed Rate - 6.5%
Bank of America Auto Trust
Series 2009-1A, Class A3
2.67%, 7/15/13 (a)	11,000	11,238,655
Series 2009-2A, Class A4
3.03%, 10/15/16 (a)	8,610	8,830,524
Series 2009-3A, Class A4
2.67%, 12/15/16 (a)	12,380	12,536,850
BMW Vehicle Lease Trust
Series 2009-1, Class A3
2.91%, 3/15/12	3,725	3,802,985
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16	6,418	6,495,773
Honda Auto Receivables Owner Trust
Series 2009-3, Class A3
2.31%, 5/15/13	3,420	3,474,409
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 3/15/16	7,560	7,601,041
Nissan Auto Lease Trust
Series 2009-A, Class A4
3.51%, 11/17/14	6,335	6,547,409
Series 2009-B, Class A3
1.00%, 1/15/15	5,515	5,574,448
Series 2009-B, Class A4
2.65%, 1/15/15	10,555	10,757,130

		76,859,224

Credit Cards - Floating Rate - 2.5%
Chase Issuance Trust
Series 2007-A1, Class A1
0.259%, 3/15/13 (d)	4,825	4,797,693
Citibank Omni Master Trust
Series 2009-A14A, Class A14
2.989%, 8/15/18 (a)(d)	14,000	14,289,400
Discover Card Master Trust
Series 2009-A1, Class A1
1.539%, 12/15/14 (d)	11,000	11,041,800

		30,128,893

Autos - Floating Rate - 2.5%
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
0.307%, 4/20/13 (d)	4,360	4,273,995
Wheels SPV LLC
Series 2009-1, Class A
1.795%, 3/15/18 (a)(d)	13,620	13,789,575
World Omni Master Owner Trust
Series 2009-1, Class A
1.939%, 7/15/13 (a)(d)	12,000	12,020,587

		30,084,157

Other ABS - Fixed Rate - 2.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	1,600	1,504,000
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/13	4,510	4,597,483
Series 2009-A, Class A4
3.96%, 5/16/16	3,390	3,572,530
Series 2009-B, Class A4
2.33%, 5/16/16	8,875	8,896,221
Nissan Auto Lease Trust
Series 2009-A, Class A3
2.92%, 12/15/11	5,805	5,929,037

		24,499,271

Home Equity Loans - Floating Rate - 1.5%
ACE Securities Corp.
Series 2003-OP1, Class A2
0.596%, 12/25/33 (d)	18	7,881
BNC Mortgage Loan Trust
Series 2007-2, Class M5
1.136%, 5/25/37 (d)	1,200	36,331
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (d)	1,468	1,277,575
First Franklin Mortgage Loan Trust
Series 2004-FF4, Class A2
0.526%, 6/25/34 (d)	69	40,426
HFC Home Equity Loan Asset Backed Certificates
Series 2006-1, Class M1
0.517%, 1/20/36 (d)	1,418	1,136,439
Home Equity Mortgage Trust
Series 2005-3, Class M1
0.776%, 11/25/35 (d)	75	74,585
Household Home Equity Loan Trust
Series 2007-2, Class A2V
0.397%, 7/20/36 (d)	2,800	2,458,337
Indymac Residential Asset Backed Trust
Series 2007-B, Class 2A2
0.396%, 7/25/37 (d)	3,350	1,756,271
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
0.436%, 6/25/37 (a)(d)	3,700	1,253,352
Lehman XS Trust
Series 2005-2, Class 1M1
0.736%, 8/25/35 (d)	5,000	103,542
Series 2006-1, Class 1M1
0.686%, 2/25/36 (d)	4,000	55,685

Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
0.36%, 4/25/37 (d)	1,260	1,195,371
Nationstar Home Equity Loan Trust
Series 2007-C, Class 2AV2
0.366%, 6/25/37 (d)	3,100	1,742,509
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.37%, 4/25/37 (d)	2,531	1,525,068
Novastar Home Loan Equity
Series 2007-2, Class M1
0.536%, 9/25/37 (d)	4,935	131,202
Option One Mortgage Loan Trust
Series 2006-2, Class 2A2
0.336%, 7/25/36 (d)	2,684	2,014,345
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (a)(c)	973	917,865
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.366%, 7/25/37 (d)	4,185	1,758,124
Specialty Underwriting & Residential Finance
Series 2005-AB2, Class M1
0.686%, 6/25/36 (d)	2,000	468,746

		17,953,654

Other ABS - Floating Rate - 1.2%
CNH Wholesale Master Note Trust
Series 2009-1A, Class A
1.939%, 7/15/15 (a)(d)	14,000	14,247,031
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.344%, 2/25/47 (a)(d)	1,865	18,650

		14,265,681

Home Equity Loans - Fixed Rate - 1.2%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	2,874	2,135,015
Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF2
2.645%, 4/25/34	49	47,719
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	2,798	885,405
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB3, Class AF1
2.879%, 12/25/32	2,180	1,454,755

Series 2005-CB4, Class AF2
4.751%, 8/25/35	830	779,670
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (a)	1,005	945,939
Series 2007-CB4, Class A2A
5.844%, 4/25/37	1,405	1,247,570
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (a)	5,219	4,393,467
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	67	69,603
Series 2006-5, Class A1
5.50%, 1/25/37	2,420	310,207
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (e)(f)	35	352
Structured Asset Securities Corp.
Series 2007-RM1, Class AIO
5.00%, 5/25/47 (a)(g)	9,671	1,827,037

		14,096,739

Credit Cards - Fixed Rate - 0.8%
BA Credit Card Trust
Series 2006-A16, Class A16
4.72%, 5/15/13	4,600	4,771,681
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.85%, 2/18/14	4,600	4,822,281

		9,593,962

Total Asset-Backed Securities (cost $250,409,049)		217,481,581

AGENCIES - 6.9%
Agency Debentures - 6.9%
Bank of America Corp. - FDIC Insured
2.10%, 4/30/12	8,760	8,954,034
Citigroup, Inc. - FDIC Insured
1.875%, 5/07/12	18,659	18,990,832
Federal National Mortgage Association
3.25%, 2/10/10	15,000	15,087,015
The Goldman Sachs Group, Inc. - FDIC Insured
3.25%, 6/15/12	13,670	14,383,711
JP Morgan Chase & Co. - FDIC Insured
3.125%, 12/01/11	10,565	11,032,808
Morgan Stanley - FDIC Insured
2.25%, 3/13/12	6,000	6,159,534
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	7,493	7,805,690

Total Agencies (cost $80,284,245)		82,413,624

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%
Non-Agency Fixed Rate CMBS - 4.9%
CW Capital Cobalt Ltd.
Series 2006-C1, Class A2
5.174%, 8/15/48	16,039	16,064,474
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	5,665	5,681,384
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38	14,000	14,177,271
Series 2006-GG8, Class A2
5.479%, 11/10/39	14,000	14,036,004
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	5,950	5,756,422
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class C
6.15%, 7/15/44	10,000	2,907,875

		58,623,430

Non-Agency Floating Rate CMBS - 1.6%
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class C
0.549%, 3/15/22 (a)(d)	2,500	1,736,533
Commercial Mortgage Pass-Through Certificates
Series 2005-F10A, Class A1
0.339%, 4/15/17 (a)(d)	381	377,877
Series 2005-FL11, Class D
0.579%, 11/15/17 (a)(d)	1,711	1,272,566
Series 2007-FL14, Class C
0.539%, 6/15/22 (a)(d)	3,874	2,381,804
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.709%, 10/15/21 (a)(d)	4,900	2,236,577
Series 2007-TFLA, Class A2
0.359%, 2/15/22 (a)(d)	8,000	5,898,421
Lehman Brothers Floating Rate Commercial Mortgage Trust
Series 2004-LLFA, Class C
0.549%, 10/15/17 (a)(d)	2,400	2,335,012
Morgan Stanley Capital I
Series 2005-XLF, Class G
0.608%, 8/15/19 (a)(d)	343	334,356
Series 2005-XLF, Class H
0.628%, 8/15/19 (a)(d)	1,000	939,407

Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.639%, 9/15/21 (a)(d)	2,600	754,419
Series 2007-WHL8, Class E
0.639%, 6/15/20 (a)(d)	2,725	750,093

		19,017,065

Total Commercial Mortgage-Backed Securities (cost $95,979,299)		77,640,495

CMOS - 2.6%
Non-Agency Floating Rate - 1.1%
Adjustable Rate Mortgage Trust
Series 2005-11, Class 5M1
0.706%, 2/25/36 (d)	4,155	15,581
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
1.814%, 9/25/45 (d)	83	39,480
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
1.482%, 11/25/46 (d)	2,072	825,909
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A6
0.716%, 2/25/35 (d)	132	43,549
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
0.426%, 8/25/47 (d)	2,611	1,196,276
Homebanc Mortgage Trust
Series 2005-4, Class A2
0.566%, 10/25/35 (d)	3,343	1,364,092
Lehman XS Trust
Series 2007-2N, Class M1
0.576%, 2/25/37 (d)	3,602	4,455
MLCC Mortgage Investors, Inc.
Series 2004-A, Class A1
0.466%, 4/25/29 (d)	96	74,630
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.92%, 2/25/42 (a)(d)	3,309	3,044,302
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.437%, 7/20/36 (d)	3,113	2,200,824
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
0.466%, 5/25/35 (d)	148	97,754
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
0.567%, 10/19/34 (d)	668	431,147

WaMu Mortgage Pass Through Certificates
Series 2006-AR11, Class 1A
1.592%, 9/25/46 (d)	3,285	1,627,632
Series 2006-AR4, Class 1A1B
1.698%, 5/25/46 (d)	1,294	441,158
Series 2006-AR9, Class 1AB2
3.115%, 8/25/46 (d)	3,771	1,252,849

		12,659,638

Agency Fixed Rate - 0.6%
Fannie Mae REMICS
Series 2005-86, Class WH
5.00%, 11/25/25	3,282	3,336,839
Series 2006-50, Class PA
5.00%, 4/25/27	4,058	4,163,993

		7,500,832

Non-Agency Fixed Rate - 0.5%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	1,094	972,802
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36	5,829	5,257,954

		6,230,756

Agency Floating Rate - 0.3%
Federal National Mortgage Association
Series 2003-52, Class FV
1.244%, 5/25/31 (d)	1,499	1,505,666
Series 2003-W13, Class AV2
0.516%, 10/25/33 (d)	279	242,270
Freddie Mac Reference REMIC
Series R008, Class FK
0.639%, 7/15/23 (d)	1,201	1,186,097

		2,934,033

Non-Agency ARMS - 0.1%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.296%, 2/25/36 (c)	2,975	1,632,402

Total CMOs (cost $51,993,387)		30,957,661

	Shares
SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 1.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (h)	18,531,583	18,531,583

	Principal Amount (000)
Certificates of Deposit - 1.1%
Royal Bank of Canada NY
2.25%, 3/15/13	$12,810	12,802,362

Total Short-Term Investments (cost $31,333,945)		31,333,945

Total Investments - 109.7%
(cost $1,352,178,760) (i)		1,305,113,715
Other assets less liabilities - (9.7)%		(115,476,098)

Net Assets - 100.0%		$1,189,637,617

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	1,545	March 2010	$335,807,387	$336,641,017	$833,630

Sold Contracts

U.S. T-Note 10 Yr Futures	603	March 2010	$71,312,984	$72,322,313	$(1,009,329)
U.S. T-Note 5 Yr Futures	1,605	March 2010	186,527,932	188,211,328	(1,683,396)

					$(1,859,095)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Barclays	0.12%	12/15/09	$29,357,971

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the aggregate market value of these securities amounted to $127,667,715 or 10.7% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of this security amounted to $28,884,937.
(c)	Variable rate coupon, rate shown as of November 30, 2009.
(d)	Floating Rate Security. Stated interest rate was in effect at November 30, 2009.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of November 30, 2009, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37	4/4/2007	$35,213	$352	0.00%

(f)	Fair valued.
(g)	IO—Interest Only
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,290,845 and gross unrealized depreciation of investments was $(75,355,890), resulting in net unrealized depreciation of $(47,065,045).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the fund’s total exposure to subprime investments was 4.08% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $1,605,720 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2009.

Glossary:

ABS	-	Asset-Backed Securities
ARMS	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligation
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust
REMIC	-	Real Estate Mortgage Investment Conduit

AllianceBernstein Pooling Portfolios – Short Duration Bond Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$361,954,511	$—	$361,954,511
Governments - Treasuries	—	268,380,426	—	268,380,426
Mortgage Pass-Thru’s	—	234,951,472	—	234,951,472
Asset-Backed Securities	—	146,666,237	70,815,344	217,481,581
Agencies	—	82,413,624	—	82,413,624
Commercial Mortgage-Backed Securities	—	60,035,366	17,605,129	77,640,495
CMOs	—	10,192,596	20,765,065	30,957,661
Short-Term Investments
Investment Companies	18,531,583	—	—	18,531,583
Certificates of Deposit	—	12,802,362	—	12,802,362

Total Investments in Securities	18,531,583	1,177,396,594	109,185,538	1,305,113,715
Other Financial Instruments*:
Assets:	833,630	—	—	833,630
Liabilities:	(2,692,725)	—	—	(2,692,725)
TALF Loans	—	—	(95,321,491)	(95,321,491)

Total	$16,672,488	$1,177,396,594	$13,864,047	$1,207,933,129

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Commercial Mortgage- Backed Securities	CMOs	TALF Loans
Balance as of 8/31/09	$61,249,235	$9,301,725	$20,934,198	$(70,260,000)
Accrued discounts /premiums	2,620	882	(85)	—
Realized gain (loss)	6,238	—	(605,295)	—
Change in unrealized appreciation/depreciation	3,056,990	3,542,986	2,185,910	—
Net purchases (sales)	6,500,261	—	(1,749,663)	(25,061,491)
Net transfers in and/or out of Level 3	—	4,759,536	—	—

Balance as of 11/30/09	$70,815,344	$17,605,129	$20,765,065	$(95,321,491)

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$3,054,564	$3,542,984	$1,523,056	$—

Total
Balance as of 8/31/09	$21,225,158
Accrued discounts /premiums	3,417
Realized gain (loss)	(599,057)
Change in unrealized appreciation/depreciation	8,785,886
Net purchases (sales)	(20,310,893)
Net transfers in and/or out of Level 3	4,759,536

Balance as of 11/30/09	$13,864,047

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$8,120,604

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES - 34.2%
Industrial - 16.3%
Basic - 2.3%
ArcelorMittal
6.125%, 6/01/18	$3,570	$3,644,306
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	3,132	3,669,423
Celulosa Arauco Y Constitucion
8.625%, 8/15/10	999	1,045,542
The Dow Chemical Co.
7.375%, 11/01/29	200	214,707
8.55%, 5/15/19	4,115	4,863,329
Eastman Chemical
5.50%, 11/15/19	686	704,459
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	1,539	1,727,480
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	2,885	3,112,194
International Paper Co.
5.30%, 4/01/15	2,625	2,712,029
7.50%, 8/15/21	797	892,792
Packaging Corp. of America
5.75%, 8/01/13	1,329	1,421,108
PPG Industries, Inc.
5.75%, 3/15/13	3,190	3,454,579
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	3,260	3,612,921

		31,074,869

Capital Goods - 1.0%
Allied Waste North America, Inc.
Series B
7.375%, 4/15/14	595	617,968
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	299	317,537
John Deere Capital Corp.
5.25%, 10/01/12	2,660	2,914,503
Lafarge SA
6.15%, 7/15/11	2,204	2,310,286

Republic Services, Inc.
5.25%, 11/15/21 (a)	1,213	1,234,424
5.50%, 9/15/19 (a)	1,768	1,852,187
Tyco International Finance SA
6.00%, 11/15/13	1,250	1,381,027
8.50%, 1/15/19	1,265	1,568,982
United Technologies Corp.
4.875%, 5/01/15	1,591	1,760,386

		13,957,300

Communications - Media - 1.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	3,710	4,123,435
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,746	3,582,605
Comcast Corp.
5.50%, 3/15/11	2,767	2,908,291
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (a)	1,200	1,238,776
News America Holdings, Inc.
9.25%, 2/01/13	670	793,099
News America, Inc.
6.55%, 3/15/33	1,383	1,409,934
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,345	1,687,124
RR Donnelley & Sons Co.
4.95%, 4/01/14	710	698,836
Time Warner Cable, Inc.
7.50%, 4/01/14	1,325	1,538,006
Time Warner Entertainment Co.
8.375%, 3/15/23	2,680	3,193,568
WPP Finance UK
5.875%, 6/15/14	376	392,191
8.00%, 9/15/14	2,616	2,982,172

		24,548,037

Communications - Telecommunications - 3.0%
AT&T Corp.
8.00%, 11/15/31	295	362,297
British Telecommunications PLC
9.125%, 12/15/10	3,066	3,291,011
Embarq Corp.
7.082%, 6/01/16	3,780	4,200,578
Pacific Bell Telephone Co.
6.625%, 10/15/34	6,250	6,312,738
Qwest Corp.
7.50%, 10/01/14	3,270	3,343,575
8.875%, 3/15/12	2,195	2,329,444

Telecom Italia Capital SA
4.00%, 1/15/10	2,995	3,005,060
6.175%, 6/18/14	2,510	2,770,121
6.375%, 11/15/33	375	373,842
US Cellular Corp.
6.70%, 12/15/33	4,720	4,719,840
Verizon Communications, Inc.
4.90%, 9/15/15	2,540	2,741,704
5.25%, 4/15/13	2,310	2,523,518
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	2,259	2,430,783
Vodafone Group PLC
5.50%, 6/15/11	3,015	3,197,733

		41,602,244

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
5.75%, 9/08/11	1,105	1,170,659
7.30%, 1/15/12	1,178	1,295,686
7.75%, 1/18/11	437	464,206
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	1,440	1,452,082

		4,382,633

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
6.875%, 5/01/12	2,130	2,361,844
7.625%, 4/15/31	2,810	3,258,237
Viacom, Inc.
5.625%, 9/15/19	2,895	3,090,919

		8,711,000

Consumer Cyclical - Other - 0.7%
Marriott International, Inc.
Series J
5.625%, 2/15/13	4,120	4,304,036
MDC Holdings, Inc.
5.50%, 5/15/13	4,540	4,643,857

		8,947,893

Consumer Non-Cyclical - 3.0%
Altria Group, Inc.
9.70%, 11/10/18	1,675	2,072,491
Baxter FinCo BV
4.75%, 10/15/10	2,678	2,776,478
Bottling Group LLC
6.95%, 3/15/14	2,315	2,724,690
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,711	1,725,224
5.875%, 5/15/13	2,720	2,899,974

Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	3,480	3,684,575
Campbell Soup Co.
6.75%, 2/15/11	2,205	2,362,342
ConAgra Foods, Inc.
7.875%, 9/15/10	68	71,529
Delhaize Group SA
5.875%, 2/01/14	775	845,344
Diageo Capital PLC
7.375%, 1/15/14	2,340	2,751,803
Fisher Scientific International, Inc.
6.125%, 7/01/15	2,336	2,423,600
Fortune Brands, Inc.
4.875%, 12/01/13	2,016	2,079,772
The Kroger Co.
6.80%, 12/15/18	2,175	2,514,946
Pepsico, Inc.
4.65%, 2/15/13	2,505	2,721,212
Pfizer, Inc.
5.35%, 3/15/15	2,620	2,931,398
The Procter & Gamble Co.
4.70%, 2/15/19	2,607	2,772,576
Safeway, Inc.
6.50%, 3/01/11	453	481,333
Wyeth
5.50%, 2/01/14	2,212	2,457,826

		40,297,113

Energy - 1.7%
Amerada Hess Corp.
7.875%, 10/01/29	1,793	2,144,356
Anadarko Petroleum Corp.
5.95%, 9/15/16	3,050	3,327,937
6.45%, 9/15/36	877	920,732
Apache Corp.
5.25%, 4/15/13	1,455	1,589,825
Baker Hughes, Inc.
6.50%, 11/15/13	1,300	1,497,179
Canadian Natural Resources Ltd.
5.15%, 2/01/13	1,220	1,313,935
Nabors Industries, Inc.
9.25%, 1/15/19	2,995	3,730,395
Noble Energy, Inc.
8.25%, 3/01/19	2,858	3,467,557
The Premcor Refining Group, Inc.
7.50%, 6/15/15	2,115	2,197,470
Weatherford International Ltd.
5.15%, 3/15/13	1,600	1,693,088

9.625%, 3/01/19	1,540	1,923,978

		23,806,452

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	2,260	2,260,000

Technology - 1.5%
Cisco Systems, Inc.
5.25%, 2/22/11	2,470	2,607,438
Computer Sciences Corp.
5.50%, 3/15/13	2,290	2,469,470
Dell, Inc.
5.625%, 4/15/14	1,645	1,839,725
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	3,850	4,334,811
Motorola, Inc.
6.50%, 9/01/25	1,800	1,620,466
7.50%, 5/15/25	290	281,112
7.625%, 11/15/10	146	152,425
Oracle Corp.
5.00%, 1/15/11	2,480	2,590,504
Xerox Capital Trust I
8.00%, 2/01/27	4,410	4,321,800
Xerox Corp.
8.25%, 5/15/14	310	360,658

		20,578,409

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	1,695	1,737,677
5.75%, 12/15/16	1,115	1,124,341

		2,862,018

		223,027,968

Financial Institutions - 13.8%
Banking - 7.3%
American Express Co.
7.25%, 5/20/14	1,900	2,170,944
8.125%, 5/20/19	2,785	3,346,548
ANZ National International Ltd.
6.20%, 7/19/13 (a)	1,890	2,088,129
Bank of America Corp.
4.875%, 1/15/13	4,230	4,412,783
7.625%, 6/01/19	1,700	1,946,796
Series L
5.65%, 5/01/18	1,400	1,410,949
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11	170	184,801

Barclays Bank PLC
8.55%, 6/15/11 (a)(b)	961	903,340
The Bear Stearns Co., Inc.
5.55%, 1/22/17	5,410	5,598,625
Citigroup, Inc.
5.50%, 4/11/13	2,900	2,997,295
6.50%, 8/19/13	2,770	2,953,565
8.50%, 5/22/19	2,750	3,105,787
Compass Bank
5.50%, 4/01/20	4,989	4,457,058
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11	1,151	1,175,796
Credit Agricole SA
8.375%, 10/13/19 (a)	2,239	2,350,950
Credit Suisse USA, Inc.
5.50%, 8/15/13	1,128	1,243,033
Deutsche Bank AG London
5.00%, 10/12/10	2,730	2,836,803
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	2,806	2,981,375
5.125%, 1/15/15	1,590	1,687,812
6.00%, 5/01/14	1,675	1,848,393
7.50%, 2/15/19	2,855	3,371,541
Huntington National Bank
4.375%, 1/15/10	517	517,258
JP Morgan Chase & Co.
6.75%, 2/01/11	2,925	3,104,870
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37	733	722,998
Marshall & Ilsley Bank
5.00%, 1/17/17	3,700	2,758,912
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	1,607	1,625,538
Morgan Stanley
5.45%, 1/09/17	1,615	1,659,324
5.625%, 1/09/12	3,940	4,205,591
6.60%, 4/01/12	2,565	2,801,975
National City Bank of Cleveland Ohio
6.25%, 3/15/11	4,245	4,417,389
Rabobank Nederland
11.00%, 6/30/19 (a)(b)	280	346,194
Regions Financial Corp.
6.375%, 5/15/12	4,250	4,084,616
SouthTrust Corp.
5.80%, 6/15/14	3,315	3,514,079

Standard Chartered PLC
6.409%, 1/30/17 (a)(b)	4,800	3,892,272
UBS Preferred Funding Trust I
8.622%, 10/01/10 (b)	2,319	2,087,100
UFJ Finance Aruba AEC
6.75%, 7/15/13	1,913	2,147,968
Union Bank of California
5.95%, 5/11/16	1,005	1,022,595
Union Planters Corp.
7.75%, 3/01/11	2,817	2,806,090
Wachovia Corp.
5.50%, 5/01/13	4,155	4,500,530

		99,287,622

Finance - 1.2%
General Electric Capital Corp.
4.80%, 5/01/13	2,795	2,965,599
Series A
4.375%, 11/21/11	2,713	2,849,380
HSBC Finance Corp.
7.00%, 5/15/12	2,095	2,300,092
International Lease Finance Corp.
5.65%, 6/01/14	524	399,173
SLM Corp.
5.125%, 8/27/12	1,145	1,056,427
Series A
5.375%, 1/15/13 - 5/15/14	8,395	7,357,766

		16,928,437

Insurance - 3.6%
Aetna, Inc.
6.00%, 6/15/16	1,010	1,088,382
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	1,820	1,956,059
Assurant, Inc.
5.625%, 2/15/14	1,028	1,075,801
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	1,656	1,718,107
Coventry Health Care, Inc.
5.95%, 3/15/17	665	617,631
6.125%, 1/15/15	260	253,835
6.30%, 8/15/14	2,060	2,030,233
Genworth Financial, Inc.
6.515%, 5/22/18	4,100	3,625,085
Guardian Life Insurance
7.375%, 9/30/39 (a)	1,605	1,630,828
Humana, Inc.
6.30%, 8/01/18	1,514	1,492,053
6.45%, 6/01/16	285	289,506

7.20%, 6/15/18	610	637,612
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	2,683	2,707,015
Lincoln National Corp.
8.75%, 7/01/19	791	922,766
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	1,510	1,850,227
MetLife, Inc.
7.717%, 2/15/19	1,159	1,389,778
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	2,585	2,711,882
Principal Financial Group, Inc.
7.875%, 5/15/14	2,220	2,513,826
Prudential Financial, Inc.
5.15%, 1/15/13	2,545	2,690,851
6.20%, 1/15/15	265	285,517
Series D
7.375%, 6/15/19	200	227,173
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	3,065	3,057,442
UnitedHealth Group, Inc.
5.25%, 3/15/11	4,300	4,480,523
WellPoint, Inc.
4.25%, 12/15/09	4,327	4,332,041
5.875%, 6/15/17	270	288,894
7.00%, 2/15/19	655	753,205
XL Capital Ltd.
5.25%, 9/15/14	4,520	4,542,781

		49,169,053

REITS - 1.7%
ERP Operating LP
5.25%, 9/15/14	4,570	4,718,283
HCP, Inc.
6.00%, 1/30/17	4,630	4,560,786
Health Care REIT, Inc.
6.20%, 6/01/16	3,980	4,009,245
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	2,373	2,339,851
Simon Property Group LP
5.00%, 3/01/12	4,335	4,536,530
5.625%, 8/15/14	3,236	3,434,859

		23,599,554

		188,984,666

Utility - 2.9%
Electric - 1.8%
Allegheny Energy Supply
5.75%, 10/15/19 (a)	3,175	3,150,962

Carolina Power & Light Co.
6.50%, 7/15/12	2,595	2,890,975
FirstEnergy Corp.
Series B
6.45%, 11/15/11	58	62,775
Series C
7.375%, 11/15/31	2,291	2,561,075
FPL Group Capital, Inc.
5.625%, 9/01/11	2,855	3,068,931
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	2,093	2,308,569
Nisource Finance Corp.
6.80%, 1/15/19	4,345	4,683,615
7.875%, 11/15/10	1,656	1,741,991
Pacific Gas & Electric Co.
4.80%, 3/01/14	1,700	1,836,804
The Southern Co.
Series A
5.30%, 1/15/12	999	1,076,629
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	1,447	1,551,074
Union Electric Co.
6.70%, 2/01/19	315	358,892

		25,292,292

Natural Gas - 0.9%
Duke Energy Field Services Corp.
7.875%, 8/16/10	506	528,691
Energy Transfer Partners LP
6.70%, 7/01/18	1,730	1,907,652
7.50%, 7/01/38	3,329	3,735,025
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	1,278	1,390,518
Williams Co., Inc.
7.125%, 9/01/11	2,285	2,434,750
8.125%, 3/15/12	1,645	1,804,994

		11,801,630

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	2,785	3,040,237

		40,134,159

Non Corporate Sectors - 1.2%
Agencies - Not Government Guaranteed - 1.2%
Gaz Capital SA
6.212%, 11/22/16 (a)	7,890	7,633,575
Petrobras International Finance
5.75%, 1/20/20	5,100	5,195,625

TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)		3,055	3,452,150

			16,281,350

Total Corporates - Investment Grades (cost $444,972,211)			468,428,143

GOVERNMENTS - TREASURIES - 26.9%
Treasuries - 26.9%
Canada - 2.3%
Canadian Government Bond
3.75%, 6/01/19	CAD	31,845	31,485,937

Hungary - 0.5%
Hungary Government Bond
Series 12/C
6.00%, 10/24/12	HUF	1,317,000	7,015,625

United States - 24.1%
U.S. Treasury Bonds
3.75%, 11/15/18		$53,750	56,370,313
4.50%, 2/15/36		25,085	26,386,284
U.S. Treasury Notes
0.875%, 2/28/11 - 5/31/11		31,240	31,449,906
1.75%, 11/15/11 - 1/31/14		119,050	120,951,955
2.375%, 8/31/14		20,595	21,040,696
2.625%, 7/31/14		70,855	73,290,641

			329,489,795

Total Governments - Treasuries (cost $359,610,867)			367,991,357

MORTGAGE PASS-THRU’S - 16.4%
Agency Fixed Rate 30-Year - 14.6%
Federal Home Loan Mortgage Corp. Gold
6.50%, TBA		4,610	4,975,919
Series 2005
4.50%, 8/01/35 - 10/01/35		3,226	3,321,355
Series 2006
4.50%, 1/01/36 - 5/01/36		171	176,004
Series 2007
5.50%, 7/01/35		4,549	4,867,608
Series 2008
6.50%, 5/01/35		4,739	5,171,621
Federal National Mortgage Association
6.00%, TBA		8,025	8,601,797
Series 2003
5.00%, 11/01/33		13,486	14,193,652
5.50%, 4/01/33 - 7/01/33		16,497	17,622,488
Series 2004
5.50%, 4/01/34 - 11/01/34		12,926	13,803,584
Series 2005
4.50%, 8/01/35 - 10/01/35		21,560	22,243,016

5.50%, 2/01/35	3,148	3,362,425
6.00%, 4/01/35	10,273	11,107,218
Series 2006
5.00%, 1/01/36 - 2/01/36	17,042	17,908,845
Series 2007
4.50%, 9/01/35 - 8/01/37	12,671	13,104,965
5.50%, 8/01/37	23,066	24,640,293
Series 2008
6.00%, 3/01/37	22,697	24,448,229
Government National Mortgage Association
5.50%, TBA	6,625	7,052,518
6.00%, TBA	2,950	3,157,420

		199,758,957

Agency ARMS - 1.8%
Federal Home Loan Mortgage Corp.
Series 2007
5.978%, 2/01/37 (c)	4,858	5,105,836
Series 2009
4.741%, 4/01/36 (b)	7,149	7,472,760
Federal National Mortgage Association
Series 2003
4.788%, 12/01/33 (b)	2,209	2,323,942
Series 2006
5.449%, 2/01/36 (b)	2,634	2,767,298
6.165%, 3/01/36 (b)	1,988	2,099,722
Series 2007
4.729%, 3/01/34 (b)	4,456	4,654,566

		24,424,124

Total Mortgage Pass-Thru’s (cost $210,707,155)		224,183,081

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.4%
Non-Agency Fixed Rate CMBS - 11.3%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2007-PW18, Class A4
5.70%, 6/11/50	6,455	5,561,655
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.299%, 12/10/49	8,585	7,462,255
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	3,065	2,588,769
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39	6,475	5,380,217
Series 2006-C5, Class A3
5.311%, 12/15/39	4,500	3,706,336

CW Capital Cobalt Ltd.
Series 2006-C1, Class A2
5.174%, 8/15/48 +	18,613	18,642,723
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%, 12/10/49	1,470	1,284,793
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38 +	15,388	15,582,846
Series 2006-GG8, Class A2
5.479%, 11/10/39 +	14,000	14,036,004
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP8, Class A2
5.289%, 5/15/45 +	14,000	14,128,691
Series 2007-LD11, Class A4
6.006%, 6/15/49	855	737,351
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.398%, 6/15/29	6,015	6,040,153
Series 2006-C6, Class A4
5.372%, 9/15/39	8,090	7,623,366
Series 2007-C1, Class A3
5.398%, 2/15/40 +	20,000	19,555,472
Series 2007-C1, Class A4
5.424%, 2/15/40	5,725	4,771,005
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.104%, 6/12/46	3,075	2,987,354
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	8,155	6,874,769
Series 2007-IQ15, Class A4
6.076%, 6/11/49	4,030	3,558,197
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	8,565	7,688,316
Series 2007-C32, Class A3
5.929%, 6/15/49	6,885	5,722,689

		153,932,961

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.68%, 3/06/20 (a)(c)	1,855	1,571,773

Total Commercial Mortgage-Backed Securities (cost $164,544,258)		155,504,734

ASSET-BACKED SECURITIES - 3.5%
Credit Cards - Floating Rate - 1.8%
Citibank Omni Master Trust
Series 2009-A14A, Class A14
2.989%, 8/15/18 (a) (c) +	14,000	14,289,400
Discover Card Master Trust
Series 2009-A1, Class A1
1.539%, 12/15/14 (c) +	11,000	11,041,800

		25,331,200

Autos - Floating Rate - 1.0%
Wheels SPV LLC
Series 2009-1, Class A
1.795%, 3/15/18 (a)(c) +	13,620	13,789,575

Credit Cards - Fixed Rate - 0.3%
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.85%, 2/18/14	4,150	4,350,536

Home Equity Loans - Floating Rate - 0.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.51%, 5/25/37 (c)	3,715	140,490
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.50%, 1/20/35 (c)	906	759,702
Lehman XS Trust
Series 2005-4, Class 1M1
0.74%, 10/25/35 (c)	4,865	53,697
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
0.36%, 4/25/37 (c)	1,150	1,090,975
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.47%, 2/25/37 (c)	1,785	49,143
RAAC Series
Series 2006-SP3, Class A1
0.32%, 8/25/36 (c)	124	120,558
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.41%, 3/25/35 (c)	21	20,809

		2,235,374

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.369%, 12/25/32	683	473,407
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	639	524,081

Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	40	41,402

		1,038,890

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	1,000	940,000

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.344%, 2/25/47 (a)(c)	2,220	22,200
SLM Student Loan Trust
Series 2003-C, Class A1
0.40%, 9/15/16 (c)	156	153,840

		176,040

Total Asset-Backed Securities (cost $60,075,918)		47,861,615

GOVERNMENTS - SOVEREIGN BONDS - 2.2%
Brazil - 0.4%
Republic of Brazil
8.25%, 1/20/34	4,730	6,149,000

Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)	3,365	3,629,489

Lithuania - 0.2%
Republic of Lithuania
6.75%, 1/15/15 (a)	3,300	3,314,355

Peru - 0.6%
Republic of Peru
8.375%, 5/03/16	1,995	2,443,875
9.875%, 2/06/15	4,245	5,412,375

		7,856,250

Poland - 0.4%
Poland Government International Bond
6.375%, 7/15/19	5,105	5,615,500

Russia - 0.3%
Russian Federation
7.50%, 3/31/30 (a)	3,493	3,938,752

Total Governments - Sovereign Bonds (cost $26,979,431)		30,503,346

GOVERNMENTS - SOVEREIGN AGENCIES - 1.8%
Germany - 0.5%
Kreditanstalt fuer Wiederaufbau
5.125%, 3/14/16	2,795	3,146,021

Landwirtschaftliche Rentenbank
5.125%, 2/01/17	2,695	3,006,111

		6,152,132

South Korea - 0.1%
Korea Development Bank
4.625%, 9/16/10	1,335	1,363,143

United Kingdom - 1.2%
The Royal Bank of Scotland PLC
1.45%, 10/20/11 (a)	10,450	10,518,437
2.625%, 5/11/12 (a)	6,000	6,151,284

		16,669,721

Total Governments - Sovereign Agencies (cost $23,432,850)		24,184,996

AGENCIES - 1.2%
Agency Debentures - 1.2%
Federal National Mortgage Association
6.25%, 5/15/29	12,375	14,810,660
6.625%, 11/15/30	1,710	2,143,215

Total Agencies (cost $16,571,595)		16,953,875

CORPORATES - NON-INVESTMENT GRADES - 1.1%
Industrial - 0.9%
Basic - 0.3%
United States Steel Corp.
5.65%, 6/01/13	2,121	2,066,552
7.00%, 2/01/18	1,260	1,215,202
Westvaco Corp.
8.20%, 1/15/30	670	679,666

		3,961,420

Capital Goods - 0.3%
Masco Corp.
4.80%, 6/15/15	4,795	4,391,338

Consumer Cyclical - Other - 0.3%
Wyndham Worldwide Corp.
6.00%, 12/01/16	4,535	4,225,491

		12,578,249

Financial Institutions - 0.2%
Banking - 0.2%
BankAmerica Capital II
Series 2
8.00%, 12/15/26	1,950	1,813,500
RBS Capital Trust III
5.512%, 9/30/14 (b)	562	251,495

Zions Bancorporation
5.50%, 11/16/15	1,205	837,475

		2,902,470

Total Corporates - Non-Investment Grades (cost $16,559,951)		15,480,719

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (cost $13,320,678)	12,696	13,762,315

QUASI-SOVEREIGNS - 1.0%
Russia - 1.0%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	4,470	4,436,475
7.75%, 5/29/18 (a)	8,225	8,985,812

Total Quasi-Sovereigns (cost $12,149,927)		13,422,287

CMOS - 0.9%
Non-Agency ARMS - 0.7%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.296%, 2/25/36 (b)	3,163	1,735,916
Series 2006-3, Class 22A1
5.928%, 5/25/36 (b)	1,407	831,007
Series 2007-1, Class 21A1
5.597%, 1/25/47 (b)	2,098	1,163,838
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.126%, 5/25/35 (b)	3,163	2,628,923
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)	3,670	2,273,111
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.152%, 6/26/35 (a)(b)	174	171,839
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.878%, 5/25/36 (b)	1,798	950,970

		9,755,604

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.632%, 12/25/35 (c)	1,366	710,105
Series 2006-OA14, Class 3A1
1.482%, 11/25/46 (c)	4,692	1,870,391

Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class M1
0.77%, 2/25/35 (c)	2,963	111,408

		2,691,904

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.533%, 5/28/35	392	360,468

Total CMOs (cost $24,862,912)		12,807,976

SUPRANATIONALS - 0.4%
European Investment Bank
4.875%, 2/15/36	1,970	2,012,512
International Bank for Reconstruction & Development
9.25%, 7/15/17	2,340	3,238,593

Total Supranationals (cost $5,056,819)		5,251,105

	Shares
SHORT-TERM INVESTMENTS - 7.6%
Investment Companies - 7.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (d) (cost $103,722,370)	103,722,370	103,722,370

Total Investments - 109.6% (cost $1,482,566,942) (e)		1,500,057,919
Other assets less liabilities - (9.6)%		(131,063,459)

Net Assets - 100.0%		$1,368,994,460

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$11,500	9/17/13	3 Month LIBOR	3.565%	$781,653

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Canadian Dollar
settling 1/13/10	33,044	$31,026,186	$31,308,841	$(282,655)
Hungarian Forint
settling 1/26/10	1,331,642	7,283,894	7,226,923	56,971

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the aggregate market value of these securities amounted to $122,191,005 or 8.9% of net assets.
(b)	Variable rate coupon, rate shown as of November 30, 2009.
(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2009.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,743,265 and gross unrealized depreciation of investments was $(40,252,288), resulting in net unrealized appreciation of $17,490,977.
+	Position, or a portion thereof, has been segregated to meet the collateral requirements if the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The aggregate market value of these securities amounted to $121,066,511.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the fund’s total exposure to subprime investments was 0.95% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

CAD	-	Canadian Dollar
HUF	-	Hungarian Forint
Glossary:

ABS ARMS CDO CMBS CMOs LIBOR LP OJSC REIT TBA TIPS	- - - - - - - - - - -

Asset-Backed Securities

Adjustable Rate Mortgages

Collateralized Debt Obligation

Commercial Mortgage-Backed Securities

Collateralized Mortgage Obligations

London Interbank Offered Rates

Limited Partnership

Open Joint Stock Company

Real Estate Investment Trust

To Be Announced

Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios – Intermediate Duration Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$453,802,207	$14,625,936	$468,428,143
Governments - Treasuries	—	367,991,357	—	367,991,357
Mortgage Pass-Thru’s	—	224,183,081	—	224,183,081
Commercial Mortgage-Backed Securities	—	133,454,315	22,050,419	155,504,734
Asset-Backed Securities	—	43,471,311	4,390,304	47,861,615
Governments - Sovereign Bonds	—	18,738,846	11,764,500	30,503,346
Governments - Sovereign Agencies	—	24,184,996	—	24,184,996
Agencies	—	16,953,875	—	16,953,875
Corporates - Non-Investment Grades	—	15,480,719	—	15,480,719
Inflation-Linked Securities	—	13,762,315	—	13,762,315
Quasi-Sovereigns	—	—	13,422,287	13,422,287
CMOs	—	360,469	12,447,507	12,807,976
Supranationals	—	5,251,105	—	5,251,105
Short-Term Investments	103,722,370	—	—	103,722,370

Total Investments in Securities	103,722,370	1,317,634,596	78,700,953	1,500,057,919
Other Financial Instruments*:
Assets:	—	838,624	—	838,624
Liabilities:	—	(282,655)	—	(282,655)
TALF Loans	—	—	(103,836,970)	(103,836,970)

Total	$103,722,370	$1,318,190,565	$(25,136,017)	$1,396,776,918

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Asset-Backed Securities	Governments - Sovereign Bonds
Balance as of 8/31/09	$14,820,320	$4,345,586	$5,131,079	$15,962,925
Accrued discounts /premiums	10,217	31,602	603	(1,911)
Realized gain (loss)	915,058	1,239,413	2,768	514,592
Change in unrealized appreciation/depreciation	1,437,682	16,433,818	121,162	106,088
Net purchases (sales)			(865,308)	(4,817,194)
Net transfers in and/or out of Level 3	(2,557,341)	—	—	—

Balance as of 11/30/09	$14,625,936	$22,050,419	$4,390,304	$11,764,500

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$915,057	$1,239,410	$120,506	$106,088

	Corporates - Non-Investment Grades	Quasi - Sovereigns	CMOs	TALF Loans
Balance as of 8/31/09	$1,338,752	$16,817,375	$13,082,041	$(76,585,591)
Accrued discounts /premiums	394	11,887	260	—
Realized gain (loss)	(186,897)	201,732	10,748	—
Change in unrealized appreciation/depreciation	312,800	1,662,187	677,953	—
Net purchases (sales)	(1,465,049)	(5,270,894)	(1,323,495)	(27,251,379)
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of 11/30/09	$—	$13,422,287	$12,447,507	$(103,836,970)

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$—	$1,662,188	$677,430	$—

	Total
Balance as of 8/31/09	$(5,087,513)
Accrued discounts /premiums	53,052
Realized gain (loss)	2,697,414
Change in unrealized appreciation/depreciation	20,751,690
Net purchases (sales)	(40,993,319)
Net transfers in and/or out of Level 3	(2,557,341)

Balance as of 11/30/09	$(25,136,017)

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$4,720,679

AllianceBernstein Pooling Portfolios

Inflation Protected Securities Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 98.4%
United States - 98.4%
U.S. Treasury Notes
1.625%, 1/15/15-1/15/18 (TIPS)	$169,288	$178,379,200
1.875%, 7/15/13-7/15/15 (TIPS)	101,963	108,729,255
2.00%, 7/15/14-1/15/26 (TIPS)	103,912	111,387,257
2.125%, 1/15/19 (TIPS)	32,641	35,583,924
2.375%, 1/15/17 (TIPS)	60,431	66,602,046
3.00%, 7/15/12 (TIPS)	61,102	66,233,582
3.375%, 1/15/12 (TIPS)	48,602	52,326,636
3.50%, 1/15/11 (TIPS)	14,226	14,864,312

Total Inflation-Linked Securities (cost $593,434,074)		634,106,212

	Shares
SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (a) (cost $6,174,680)	6,174,680	6,174,680

Total Investments - 99.4% (cost $599,608,754) (b)		640,280,892
Other assets less liabilities - 0.6%		3,952,480

Net Assets - 100.0%		$644,233,372

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(b)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,672,138 and gross unrealized depreciation of investments was $0, resulting in net unrealized appreciation of $40,672,138.

Glossary:

TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios – Inflation Protected Securities Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Inflation-Linked Securities	$—	$634,106,212	$—	$634,106,212
Short-Term Investments	6,174,680	—	—	6,174,680

Total Investments in Securities	6,174,680	634,106,212	—	640,280,892
Other Financial Instruments*	—	—	—	—

Total	$6,174,680	$634,106,212	$—	$640,280,892

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

High Yield Portfolio

Portfolio of Investments

November 30, 2009 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 76.9%
Industrial - 56.3%
Basic - 7.6%
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)		$1,050	$892,500
Arch Western Finance LLC
6.75%, 7/01/13 (b)		670	666,650
Boise Paper Holdings LLC
9.00%, 11/01/17 (a)		233	237,660
Domtar Corp.
Series GLOB
7.125%, 8/15/15		2,500	2,475,000
Evraz Group SA
8.25%, 11/10/15 (a)		1,604	1,563,900
8.875%, 4/24/13 (a)		200	200,000
Georgia-Pacific LLC
7.125%, 1/15/17 (a)		595	602,437
8.25%, 5/01/16 (a)		375	397,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
4.773%, 11/15/14 (c)		525	414,750
9.75%, 11/15/14		525	504,000
Huntsman International LLC
5.50%, 6/30/16 (a)		900	780,750
7.875%, 11/15/14		1,330	1,260,175
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		3,500	2,310,000
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (d)		630	504,000
Kronos International, Inc.
6.50%, 4/15/13	EUR	2,000	2,372,451
MacDermid, Inc.
9.50%, 4/15/17 (a)		$675	668,250
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (e)		928	867,938
NewMarket Corp.
7.125%, 12/15/16		615	595,012

NewPage Corp.
10.00%, 5/01/12		1,647	1,062,315
Norske Skogindustrier ASA
6.125%, 10/15/15 (a)		1,561	983,430
Novelis, Inc.
7.25%, 2/15/15 (b)		2,190	1,976,475
Peabody Energy Corp.
5.875%, 4/15/16		900	873,000
7.375%, 11/01/16		545	551,813
Series B
6.875%, 3/15/13		415	419,150
Rhodia SA
3.492%, 10/15/13 (a)(c)	EUR	1,480	2,000,066
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (d)		$650	511,875
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)		1,938	1,938,000
9.75%, 7/29/13 (a)		1,100	1,109,680
Steel Dynamics, Inc.
8.25%, 4/15/16 (a)(b)		2,230	2,252,300
Teck Resources Ltd.
9.75%, 5/15/14		750	842,813
United States Steel Corp.
7.00%, 2/01/18		1,825	1,760,114
Vedanta Resources PLC
8.75%, 1/15/14 (a)		2,000	2,010,000
Verso Paper Holdings LLC/Verso Paper, Inc.
Series B
11.375%, 8/01/16		900	684,000
Weyerhaeuser Co.
7.375%, 3/15/32		1,385	1,263,027

			37,551,031

Capital Goods - 5.9%
Alion Science and Technology Corp.
10.25%, 2/01/15		1,170	854,100
AMH Holdings, Inc.
11.25%, 3/01/14 (b)		1,635	1,532,813
Berry Plastics Holding Corp.
8.875%, 9/15/14		1,260	1,149,750
Bombardier, Inc.
6.30%, 5/01/14 (a)		2,015	1,944,475
8.00%, 11/15/14 (a)		1,120	1,136,800
Case New Holland, Inc.
7.125%, 3/01/14		1,490	1,471,375
CNH America LLC
7.25%, 1/15/16		935	909,288

Crown Americas
7.625%, 11/15/13		500	511,875
Grohe Holding GMBH
8.625%, 10/01/14 (a)	EUR	1,284	1,648,433
Hanson Australia Funding Ltd.
5.25%, 3/15/13		$824	791,040
Hanson Ltd.
6.125%, 8/15/16		706	663,640
L-3 Communications Corp.
5.875%, 1/15/15		1,248	1,223,040
Masco Corp.
6.125%, 10/03/16		920	876,761
Mohawk Industries, Inc.
6.875%, 1/15/16 (b)		900	875,250
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14		2,530	2,555,300
Owens Corning, Inc.
6.50%, 12/01/16		710	706,008
7.00%, 12/01/36		1,555	1,428,731
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		1,180	1,178,525
Ply Gem Industries, Inc.
9.00%, 2/15/12		900	729,000
11.75%, 6/15/13		675	644,625
Pregis Corp.
5.742%, 4/15/13 (a)(c)	EUR	500	660,682
Reynolds Group Escrow
7.75%, 10/15/16 (a)		$118	119,180
RSC Equipment Rental Inc/RSC Holdings III LLC
10.25%, 11/15/19 (a)		900	876,375
Sequa Corp.
11.75%, 12/01/15 (a)		1,270	1,130,300
Terex Corp.
8.00%, 11/15/17		786	719,190
United Rentals North America, Inc.
6.50%, 2/15/12		1,155	1,142,006
7.75%, 11/15/13		2,075	1,914,187

			29,392,749

Communications - Media - 6.0%
Allbritton Communications Co.
7.75%, 12/15/12		1,771	1,673,595
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (b)		1,637	1,722,943
CCH I LLC
11.75%, 5/15/14 (b)(d)		9,037	135,555

CCH I LLC / CCH I Capital Corp.
11.00%, 10/01/15 (d)		2,200	453,750
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	650	902,808
Charter Communications Operations LLC
8.00%, 4/30/12 (a)(b)		$800	814,000
Clear Channel Communications, Inc.
5.50%, 9/15/14		5,809	2,962,590
5.75%, 1/15/13		716	440,340
CSC Holdings, Inc.
6.75%, 4/15/12		73	75,373
7.625%, 7/15/18		535	541,687
7.875%, 2/15/18		640	654,400
Dex Media West LLC/Dex Media West Finance Co.
Series B
8.50%, 8/15/10 (d)		444	459,540
Echostar DBS Corp.
6.625%, 10/01/14		970	950,600
7.125%, 2/01/16		650	643,500
Inmarsat Finance PLC
7.625%, 6/30/12		835	855,875
10.375%, 11/15/12 (b)		1,037	1,073,295
Intelsat Bermuda Ltd.
11.25%, 6/15/16		1,612	1,720,810
Lamar Media Corp.
6.625%, 8/15/15		890	845,500
Liberty Media Corp.
5.70%, 5/15/13		545	512,981
LIN Television Corp.
6.50%, 5/15/13		725	677,875
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (f)		630	551,250
Quebecor Media, Inc.
7.75%, 3/15/16		1,755	1,693,575
Rainbow National Services LLC
8.75%, 9/01/12 (a)		1,224	1,242,360
10.375%, 9/01/14 (a)		473	495,467
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13 (d)		705	63,450
Series A-2
6.875%, 1/15/13 (d)		2,248	202,320
Series A-3
8.875%, 1/15/16 (d)		2,740	246,600
Series A-4
8.875%, 10/15/17 (d)		6,350	571,500

Sinclair Television Group, Inc.
9.25%, 11/01/17 (a)	160	162,200
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	545	525,925
Univision Communications, Inc.
9.75%, 3/15/15 (a)(e)	2,379	1,896,973
Virgin Media Finance PLC
8.375%, 10/15/19	900	900,000
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)	982	63,830
WMG Holdings Corp.
9.50%, 12/15/14 (f)	3,196	3,192,005

		29,924,472

Communications - Telecommunications - 4.0%
Cincinnati Bell, Inc.
8.375%, 1/15/14	1,740	1,729,125
Cricket Communications, Inc.
9.375%, 11/01/14	2,085	2,006,812
Digicel Ltd.
9.25%, 9/01/12 (a)	1,077	1,122,772
Fairpoint Communications, Inc.
Series 1
13.125%, 4/01/13 (d)	1,966	285,084
Frontier Communications Corp.
6.25%, 1/15/13	627	616,028
9.00%, 8/15/31	1,145	1,119,238
Level 3 Financing, Inc.
8.75%, 2/15/17	2,360	1,976,500
9.25%, 11/01/14	1,200	1,059,000
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	1,558	1,616,425
Qwest Capital Funding, Inc.
7.25%, 2/15/11	1,529	1,536,645
Qwest Communications International, Inc.
7.50%, 2/15/14 (b)	350	346,500
Sprint Capital Corp.
6.875%, 11/15/28	1,315	986,250
8.75%, 3/15/32	1,180	1,010,375
Sprint Nextel Corp.
6.00%, 12/01/16	1,000	862,500
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	740	760,350
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (a)	1,560	1,624,272
Windstream Corp.
8.625%, 8/01/16	1,070	1,078,025

		19,735,901

Consumer Cyclical - Automotive - 3.2%
Affinia Group, Inc.
9.00%, 11/30/14	495	475,200
Allison Transmission, Inc.
11.00%, 11/01/15 (a)	560	579,600
ArvinMeritor, Inc.
8.75%, 3/01/12	900	893,250
Ford Motor Credit Co. LLC
3.034%, 1/13/12 (c)	2,785	2,524,602
7.00%, 10/01/13	4,474	4,367,564
8.00%, 12/15/16	2,665	2,654,188
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11	550	563,063
9.00%, 7/01/15	1,307	1,336,407
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	1,436	430,800
Navistar International Corp
8.25%, 11/01/21	210	206,325
Tenneco, Inc.
8.625%, 11/15/14	1,475	1,445,500
Visteon Corp.
7.00%, 3/10/14 (d)	1,795	574,400

		16,050,899

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment, Inc.
11.00%, 2/01/16	520	540,800

Consumer Cyclical - Other - 6.8%
Beazer Homes USA, Inc.
8.375%, 4/15/12	2,460	2,287,800
Boyd Gaming Corp.
6.75%, 4/15/14	600	525,000
7.75%, 12/15/12	737	733,315
Broder Brothers Co.
12.00%, 10/15/13 (e)(g)	307	223,912
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)	540	382,050
DR Horton, Inc.
4.875%, 1/15/10	250	251,562
6.50%, 4/15/16	1,180	1,132,800
Greektown Holdings LLC
10.75%, 12/01/13 (a)(d)	850	177,437
Harrah’s Operating Co., Inc.
5.75%, 10/01/17	514	257,000
6.50%, 6/01/16	2,017	1,048,840
10.00%, 12/15/18 (a)	1,945	1,478,200
10.75%, 2/01/16	1,766	1,359,820
11.25%, 6/01/17 (a)	750	766,875

Host Hotels & Resorts LP
6.875%, 11/01/14	385	371,525
Series Q
6.75%, 6/01/16	935	885,912
K Hovnanian Enterprises, Inc.
6.25%, 1/15/16	1,355	962,050
10.625%, 10/15/16 (a)	500	510,000
KB Home
6.375%, 8/15/11	125	125,312
Levi Strauss & Co.
8.875%, 4/01/16	742	766,115
MGM Mirage
6.625%, 7/15/15	1,222	910,390
7.625%, 1/15/17	3,660	2,781,600
8.375%, 2/01/11	1,024	970,240
Mohegan Tribal Gaming Auth
7.125%, 8/15/14	1,155	727,650
NCL Corp. Ltd.
11.75%, 11/15/16 (a)	1,000	988,750
Pulte Homes, Inc.
5.25%, 1/15/14	590	563,450
Quiksilver, Inc.
6.875%, 4/15/15	650	497,250
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13	2,385	2,265,750
8.75%, 2/02/11	846	869,265
Six Flags Operations, Inc.
12.25%, 7/15/16 (a)(d)	316	316,000
Six Flags, Inc.
9.625%, 6/01/14 (d)	763	150,693
Standard Pacific Escrow LLC
10.75%, 9/15/16 (a)	555	549,450
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	2,065	2,101,138
7.875%, 5/01/12	539	569,993
Station Casinos, Inc.
6.625%, 3/15/18 (d)	3,610	36,100
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)	1,097	1,088,773
Universal City Development Partners
11.75%, 4/01/10	610	611,525
Universal City Florida Holding Co.
8.375%, 5/01/10	630	630,000
William Lyon Homes, Inc.
10.75%, 4/01/13	1,597	1,117,900

Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	1,635	1,565,513

		33,556,955

Consumer Cyclical - Restaurants - 0.1%
Sbarro, Inc.
10.375%, 2/01/15	415	327,850

Consumer Cyclical - Retailers - 3.0%
Asbury Automotive Group, Inc.
7.625%, 3/15/17	77	70,455
8.00%, 3/15/14	550	533,500
Autonation, Inc.
2.284%, 4/15/13 (c)	175	165,375
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14	1,195	1,075,500
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	700	724,500
Couche-Tard US/Finance
7.50%, 12/15/13	1,006	1,017,317
Dollar General Corp.
10.625%, 7/15/15	425	463,250
GSC Holdings Corp.
8.00%, 10/01/12	790	812,712
Limited Brands, Inc.
5.25%, 11/01/14	1,028	956,040
6.90%, 7/15/17	845	806,975
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14	960	919,200
5.90%, 12/01/16	1,495	1,412,775
Michaels Stores, Inc.
10.00%, 11/01/14	1,345	1,371,900
11.375%, 11/01/16	1,165	1,159,175
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 (e)	619	558,748
Rite Aid Corp.
6.875%, 8/15/13	2,080	1,747,200
9.50%, 6/15/17	445	366,013
Toys R US, Inc.
7.375%, 10/15/18	900	789,750

		14,950,385

Consumer Non-Cyclical - 5.9%
ACCO Brands Corp.
7.625%, 8/15/15	1,000	907,500
10.625%, 3/15/15 (a)	760	819,850
Aramark Corp.
8.50%, 2/01/15	1,710	1,714,275
Bausch & Lomb, Inc.
9.875%, 11/01/15	1,140	1,171,350

Biomet, Inc.
11.625%, 10/15/17	520	565,500
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15	1,866	1,651,382
Community Health Systems, Inc.
8.875%, 7/15/15	891	908,820
DaVita, Inc.
6.625%, 3/15/13	950	942,875
7.25%, 3/15/15	719	715,405
Dean Foods Co.
7.00%, 6/01/16	921	888,765
Del Monte Corp.
6.75%, 2/15/15	395	396,975
DJO Finance LLC / DJO Finance Corp.
10.875%, 11/15/14	520	547,300
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11	2,825	2,879,748
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	670	710,200
HCA, Inc.
6.375%, 1/15/15	1,948	1,801,900
6.50%, 2/15/16	1,520	1,394,600
6.75%, 7/15/13	1,150	1,109,750
9.625%, 11/15/16 (e)	2,803	2,988,699
Healthsouth Corp.
10.75%, 6/15/16	980	1,068,200
IASIS Healthcare LLC/IASIS Capital Corp.
8.75%, 6/15/14	1,174	1,194,545
New Albertsons, Inc.
7.45%, 8/01/29	1,220	1,055,300
Select Medical Corp.
7.625%, 2/01/15	1,015	971,862
Stater Brothers Holdings
8.125%, 6/15/12	594	596,970
Universal Hospital Services, Inc.
4.635%, 6/01/15 (c)	895	751,800
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	567	547,155
Visant Corp.
7.625%, 10/01/12	883	887,415

		29,188,141

Energy - 5.5%
Antero Resources Finance Corp.
9.375%, 12/01/17 (a)	265	265,994
Chaparral Energy, Inc.
8.875%, 2/01/17	900	796,500

Chesapeake Energy Corp.
6.50%, 8/15/17		2,350	2,179,625
6.625%, 1/15/16		2,195	2,063,300
6.875%, 1/15/16		270	259,200
7.50%, 9/15/13		805	813,050
CIE Generale De Geophysique
7.50%, 5/15/15		1,285	1,272,150
7.75%, 5/15/17		195	192,806
Complete Production Services, Inc.
8.00%, 12/15/16		1,325	1,298,500
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13		1,510	1,275,950
Forest Oil Corp.
7.25%, 6/15/19		1,140	1,080,150
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)		915	923,006
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)		1,425	1,371,562
Mariner Energy, Inc.
11.75%, 6/30/16		361	398,002
Newfield Exploration Co.
7.125%, 5/15/18		1,135	1,137,838
OPTI Canada, Inc.
8.25%, 12/15/14		2,088	1,670,400
PetroHawk Energy Corp.
9.125%, 7/15/13		1,706	1,769,975
Pioneer Natural Resources Co.
5.875%, 7/15/16		995	936,379
Plains Exploration & Production Co.
7.75%, 6/15/15		2,015	1,994,850
Pride International, Inc.
7.375%, 7/15/14		634	653,020
Range Resources Corp.
7.50%, 5/15/16		940	944,700
Southwestern Energy Co.
7.50%, 2/01/18		1,025	1,058,313
Tesoro Corp.
6.25%, 11/01/12		680	669,800
6.50%, 6/01/17		2,260	2,028,350

			27,053,420

Other Industrial - 1.0%
Central European Distribution Corp.
8.00%, 7/25/12 (a)	EUR	173	267,252
Neenah Foundary Co.
9.50%, 1/01/17		$1,350	688,500
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14		1,455	1,447,725
11.75%, 8/01/16		365	357,700

Sensus Metering Systems, Inc.
8.625%, 12/15/13		655	663,187
Trimas Corp.
9.875%, 6/15/12		985	940,675
Yioula Glassworks SA
9.00%, 12/01/15 (g)	EUR	900	750,025

			5,115,064

Services - 1.9%
Expedia, Inc.
8.50%, 7/01/16		$1,070	1,144,900
Realogy Corp.
10.50%, 4/15/14		895	720,475
12.375%, 4/15/15		1,605	1,011,150
Service Corp. International
6.75%, 4/01/16		2,000	1,920,000
The ServiceMaster Co.
10.75%, 7/15/15 (a)(e)		1,760	1,777,600
Ticketmaster Entertainment, Inc.
10.75%, 8/01/12		940	972,900
Travelport LLC
9.875%, 9/01/14		1,135	1,135,000
West Corp.
9.50%, 10/15/14		750	731,250

			9,413,275

Technology - 3.9%
Advanced Micro Devices, Inc.
8.125%, 12/15/17 (a)		202	190,638
Amkor Technology, Inc.
9.25%, 6/01/16		860	885,800
Avago Technologies Finance
10.125%, 12/01/13 (b)		755	793,694
Ceridian Corp.
11.25%, 11/15/15		450	429,750
Eastman Kodak Co.
7.25%, 11/15/13		450	357,750
First Data Corp.
9.875%, 9/24/15		3,556	3,164,840
11.25%, 3/31/16		2,350	1,938,750
Flextronics International Ltd.
6.50%, 5/15/13		418	411,730
Freescale Semiconductor, Inc.
8.875%, 12/15/14		2,380	2,023,000
10.125%, 12/15/16		2,200	1,545,500
Iron Mountain, Inc.
6.625%, 1/01/16		1,360	1,332,800
7.75%, 1/15/15		450	451,125

Lucent Technologies, Inc.
6.45%, 3/15/29		1,260	970,200
NXP BV / NXP Funding LLC
3.034%, 10/15/13 (c)		1,000	762,500
9.50%, 10/15/15		920	700,350
Sanmina Corp.
8.125%, 3/01/16		500	486,250
Seagate Technology HDD Holding
6.375%, 10/01/11		553	561,986
Serena Software, Inc.
10.375%, 3/15/16		875	835,625
Sungard Data Systems, Inc.
9.125%, 8/15/13		1,012	1,027,180
Telcordia Technologies, Inc.
10.00%, 3/15/13 (a)		675	560,250

			19,429,718

Transportation - Airlines - 0.6%
AMR Corp.
9.00%, 8/01/12		1,570	1,146,100
Continental Airlines, Inc.
8.75%, 12/01/11		1,330	1,216,950
Series RJO3
7.875%, 7/02/18		525	425,063

			2,788,113

Transportation - Railroads - 0.3%
Trinity Industries, Inc.
6.50%, 3/15/14		1,300	1,300,000

Transportation - Services - 0.5%
Avis Budget Car Rental
7.75%, 5/15/16		1,660	1,485,700
Hertz Corp.
8.875%, 1/01/14		1,145	1,150,725

			2,636,425

			278,955,198

Financial Institutions - 10.8%
Banking - 3.9%
ABN Amro Bank NV
4.31%, 3/10/16 (h)	EUR	1,805	1,314,495
BOI Capital Funding No. 3
6.107%, 2/04/16 (a)(h)		$4,903	2,010,230
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (h)	EUR	1,500	923,454
Dexia Credit Local
4.30%, 11/18/15 (h)		2,250	1,520,321
HBOS Capital Funding LP
6.071%, 6/30/14 (a)(h)		$2,700	1,701,000

HT1 Funding GMBH
6.352%, 6/30/17 (h)	EUR	1,425	1,198,238
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(h)		$3,125	1,656,250
Northern Rock PLC
5.60%, 4/30/14 (a)(h)	GBP	3,620	434,400
Royal Bank of Scotland Group PLC
6.99%, 10/05/17 (a)(h)		$2,715	1,574,700
Series U
7.64%, 9/29/17 (h)		4,100	1,916,750
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	1,000	1,448,997
Swedbank
5.75%, 3/17/16 (h)	GBP	1,350	1,510,201
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,284	1,235,553
Zions Bancorporation
5.50%, 11/16/15		$665	462,175
6.00%, 9/15/15		220	153,099

			19,059,863

Brokerage - 0.5%
E*Trade Financial Corp.
7.375%, 9/15/13		1,925	1,780,625
Nuveen Investments, Inc.
10.50%, 11/15/15 (a)		900	792,000

			2,572,625

Finance - 3.4%
American General Finance Corp.
6.90%, 12/15/17		1,930	1,354,758
Series I
4.875%, 7/15/12		1,700	1,417,288
Capmark Financial Group, Inc.
5.875%, 5/10/12 (d)		3,666	851,319
CIT Group, Inc.
6.10%, 3/15/67 (d)(h)		3,465	311,850
7.625%, 11/30/12 (d)		2,980	2,145,928
GMAC LLC
6.75%, 12/01/14 (a)		1,657	1,483,015
6.875%, 9/15/11 (a)		2,435	2,343,687
8.00%, 11/01/31 (a)		1,332	1,142,190
iStar Financial, Inc.
10.00%, 6/15/14 (a)		1,500	1,282,500
Series B
5.125%, 4/01/11		2,325	1,627,500
Residential Capital LLC
8.375%, 6/30/10 (b)		1,625	942,500
9.625%, 5/15/15		2,945	2,032,050

			16,934,585

Insurance - 2.3%
AGFC Capital Trust I
6.00%, 1/15/67 (a)(h)	4,745	1,803,100
American International Group, Inc.
6.25%, 3/15/37	2,711	1,314,835
8.175%, 5/15/38 (h)	2,325	1,325,250
Crum & Forster Holdings Corp.
7.75%, 5/01/17	760	722,000
Genworth Financial, Inc.
6.15%, 11/15/66 (h)	1,945	1,244,800
ING Capital Funding Trust III
8.439%, 12/31/10 (h)	1,794	1,520,415
ING Groep NV
5.775%, 12/08/15 (h)	1,291	919,837
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	1,645	1,299,550
MBIA Insurance Corp.
14.00%, 1/15/33 (a)(h)	3,315	1,292,850

		11,442,637

Other Finance - 0.4%
Aiful Corp.
6.00%, 12/12/11 (a)	3,641	1,529,220
IPayment, Inc.
9.75%, 5/15/14	675	511,312

		2,040,532

REITS - 0.3%
AMR Real Estate PTR/FIN
7.125%, 2/15/13	1,200	1,176,000

		53,226,242

Utility - 5.7%
Electric - 4.5%
The AES Corp.
7.75%, 3/01/14	1,430	1,433,575
8.00%, 10/15/17	1,240	1,236,900
8.75%, 5/15/13 (a)	140	142,450
Dynegy Holdings, Inc.
7.75%, 6/01/19	2,360	1,929,300
8.375%, 5/01/16	980	899,150
Dynegy Roseton/Danskammer Pass Through Trust
Series A
7.27%, 11/08/10	44	43,651
Series B
7.67%, 11/08/16	1,222	1,154,790

Edison Mission Energy
7.00%, 5/15/17	3,840	2,803,200
7.50%, 6/15/13	360	327,600
7.75%, 6/15/16	1,695	1,381,425
Energy Future Holdings Corp.
10.875%, 11/01/17	1,545	1,085,362
Mirant Americas Generation LLC
8.50%, 10/01/21	2,325	2,104,125
NRG Energy, Inc.
7.25%, 2/01/14	420	423,675
7.375%, 2/01/16 - 1/15/17	1,705	1,694,888
RRI Energy, Inc.
7.625%, 6/15/14	765	742,050
7.875%, 6/15/17	840	800,100
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15	2,151	1,527,210
TXU Corp.
Series P
5.55%, 11/15/14	1,957	1,350,330
Series Q
6.50%, 11/15/24	3,106	1,427,049

		22,506,830

Natural Gas - 1.2%
El Paso Corp.
Series G
7.375%, 12/15/12	745	759,244
7.75%, 1/15/32	855	791,403
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66 (h)	1,620	1,577,475
Kinder Morgan Finance Co.
5.70%, 1/05/16	1,765	1,659,100
Regency Energy Partners
8.375%, 12/15/13	1,089	1,118,948

		5,906,170

		28,413,000

Credit Default Index Holdings - 4.1%
DJ CDX.NA.HY-100 - 4.1%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)	15,660	16,051,500

Dow Jones CDX HY
Series 5-T2
7.25%, 12/29/10 (a)		3,881	4,089,579

			20,141,079

Total Corporates - Non-Investment Grades (cost $391,034,728)			380,735,519

CORPORATES - INVESTMENT GRADES - 12.7%
Financial Institutions - 7.0%
Banking - 4.6%
Allied Irish Banks PLC
12.50%, 6/25/19	EUR	769	1,166,703
American Express Co.
6.80%, 9/01/66 (h)		$900	756,000
Barclays Bank PLC
4.75%, 3/15/20 (h)	EUR	1,360	1,107,844
5.926%, 12/15/16 (a)(h)		$1,300	988,000
BBVA International Preferred SA Unipersonal
3.798%, 9/22/15 (h)	EUR	1,300	1,737,295
5.919%, 4/18/17 (h)		$640	492,800
The Bear Stearns Co., Inc.
5.55%, 1/22/17		935	967,600
Capital One Financial Corp.
6.75%, 9/15/17		663	730,600
Citigroup, Inc.
5.50%, 4/11/13		400	413,420
Countrywide Financial Corp.
5.80%, 6/07/12		515	550,630
6.25%, 5/15/16		1,221	1,237,397
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11		56	57,206
Credit Agricole SA
6.637%, 5/31/17 (a)(h)		1,800	1,422,000
Fifth Third Bancorp
6.25%, 5/01/13		475	497,398
Financial Security Assurance Holdings Ltd.
6.40%, 12/15/66 (a)(h)		2,800	1,680,000
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		1,565	1,553,270
National Capital Trust II
5.486%, 3/23/15 (a)(h)		647	524,070
Rabobank Nederland
11.00%, 6/30/19 (a)(h)		125	154,551
Societe Generale
4.196%, 1/26/15 (h)	EUR	1,350	1,439,237
UBS AG/Jersey
4.28%, 4/15/15 (h)		1,600	1,471,520

Wachovia Bank
6.75%, 5/25/17	AUD	3,550	2,699,568
Zions Bancorporation
7.75%, 9/23/14		$1,480	1,317,200

			22,964,309

Finance - 0.9%
International Lease Finance Corp.
6.375%, 3/25/13		3,465	2,789,280
SLM Corp.
5.125%, 8/27/12		255	235,274
Series A
4.50%, 7/26/10		845	841,036
5.00%, 10/01/13		400	347,621

			4,213,211

Insurance - 1.5%
Assured Guaranty US Holdings
Series A
6.40%, 12/15/66		952	649,740
Coventry Health Care, Inc.
5.875%, 1/15/12		683	698,848
5.95%, 3/15/17		60	55,726
6.125%, 1/15/15		30	29,289
6.30%, 8/15/14		185	182,327
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)		450	454,028
MetLife, Inc.
10.75%, 8/01/39		695	834,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		1,075	1,127,765
Suncorp Metway Insurance Ltd.
Series 1
6.75%, 9/23/24 (h)	AUD	1,000	719,932
XL Capital Finance Europe PLC
6.50%, 1/15/12		$1,000	1,034,782
XL Capital Ltd.
Series E
6.50%, 4/15/17 (h)		2,100	1,522,500

			7,308,937

			34,486,457

Industrial - 4.0%
Basic - 0.7%
ArcelorMittal USA, Inc.
6.50%, 4/15/14		581	623,945
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		1,235	1,332,256

The Mosaic Co.
7.625%, 12/01/16 (a)(b)	1,375	1,474,866

		3,431,067

Capital Goods - 0.3%
Allied Waste North America, Inc.
Series B
7.125%, 5/15/16	553	586,180
Tyco International Finance SA
8.50%, 1/15/19	700	868,211

		1,454,391

Communications - Media - 0.2%
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
6.375%, 6/15/15	811	833,303

Communications - Telecommunications - 0.7%
Alltel Corp.
7.875%, 7/01/32	450	547,187
American Tower Corp.
7.00%, 10/15/17	310	341,000
Qwest Corp.
6.50%, 6/01/17	770	735,350
6.875%, 9/15/33	2,240	1,904,000

		3,527,537

Consumer Cyclical - Other - 0.3%
Toll Brothers Finance Corp.
5.15%, 5/15/15	1,443	1,375,944

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.302%, 6/01/37 (h)	1,000	860,000

Consumer Non-Cyclical - 0.5%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	580	614,096
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13	1,245	1,369,613
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	832	790,400

		2,774,109

Energy - 0.2%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15	856	881,243

Other Industrial - 0.4%
Noble Group Ltd.
6.625%, 3/17/15 (a)	2,000	2,015,632

Technology - 0.5%
Computer Sciences Corp.
5.50%, 3/15/13	600	647,023

Motorola, Inc.
7.50%, 5/15/25	1,470	1,424,947
Xerox Corp.
6.40%, 3/15/16	535	574,882

		2,646,852

		19,800,078

Utility - 1.4%
Electric - 1.0%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)(b)	830	916,693
Aquila, Inc.
11.875%, 7/01/12 (b)	596	693,069
Oncor Electric Delivery Co.
5.95%, 9/01/13	490	535,248
6.80%, 9/01/18	640	728,952
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16	440	476,556
Teco Finance, Inc.
6.572%, 11/01/17	500	524,148
7.00%, 5/01/12	722	781,601

		4,656,267

Natural Gas - 0.4%
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	570	611,653
Williams Co., Inc.
7.625%, 7/15/19	689	759,204
7.875%, 9/01/21	634	707,457

		2,078,314

		6,734,581

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
TransCapitalInvest Ltd. for OJSC AK Transneft
7.70%, 8/07/13 (a)	1,625	1,726,562

Total Corporates - Investment Grades (cost $55,723,163)		62,747,678

BANK LOANS - 1.8%
Industrial - 1.4%
Basic - 0.5%
Lyondell Chemical Company
3.74%, 12/20/13 (c)	806	584,996
3.99%, 12/22/14 (c)	489	355,151
7.00%, 12/22/14 (c)	2,123	1,541,099

		2,481,246

Consumer Cyclical - Other - 0.4%
Las Vegas Sands LLC
2.04%, 5/23/14 (c)		2,450	2,036,202

Energy - 0.5%
Ashmore Energy International
3.23%, 3/30/12 (c)		250	228,217
3.28%, 3/30/14 (c)		2,149	1,964,183

			2,192,400

			6,709,848

Financial Institutions - 0.4%
Finance - 0.4%
CIT Group, Inc.
13.00%, 1/20/12 (c)		1,145	1,194,317
13.00%, 1/20/12 (c)(i)		835	870,665

			2,064,982

Total Bank Loans (cost $5,922,176)			8,774,830

COMMERCIAL MORTGAGE-BACKED SECURITIES -1.6%
Non-Agency Fixed Rate CMBS - 1.6%
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.02%, 6/15/38		2,375	1,997,676
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A4
5.716%, 2/15/51		1,100	849,182
Series 2007-CB18, Class A4
5.44%, 6/12/47		1,875	1,613,691
Series 2007-LD11, Class A4
6.006%, 6/15/49		2,000	1,724,799
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38		1,875	1,769,286

Total Commercial Mortgage-Backed Securities (cost $8,385,202)			7,954,634

EMERGING MARKETS - CORPORATE BONDS -1.1%
Industrial - 1.1%
Communications - Media - 0.2%
Columbus International, Inc.
11.50%, 11/20/14 (a)		1,128	1,151,970

Consumer Cyclical - Retailers - 0.3%
Edcon Holdings Proprietary Ltd.
6.273%, 6/15/15 (a)(c)	EUR	1,800	1,358,153

Consumer Non-Cyclical - 0.3%
Foodcorp Ltd.
8.875%, 6/15/12 (a)		1,128	1,566,719

Other Industrial - 0.3%
New Reclamation Group
8.125%, 2/01/13 (a)		689	878,972
Savcio Holdings Pty Ltd.
8.00%, 2/15/13 (a)		450	655,427

			1,534,399

Total Emerging Markets - Corporate Bonds (cost $4,756,640)			5,611,241

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Kazakhstan - 0.4%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)		$900	949,500
9.125%, 7/02/18 (a)		950	1,040,250

			1,989,750

Russia - 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)		2,030	2,014,775

Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 4/12/17		2,250	1,170,000

Total Quasi-Sovereigns (cost $3,979,033)			5,174,525

GOVERNMENTS - TREASURIES - 0.8%
Brazil - 0.8%
Republic of Brazil
12.50%, 1/05/16 (cost $3,571,496)	BRL	5,800	3,785,049

EMERGING MARKETS - SOVEREIGNS - 0.6%
Argentina - 0.3%
Argentina Bonos
7.00%, 10/03/15		$2,100	1,600,900

Ukraine - 0.3%
Government of Ukraine
6.75%, 11/14/17 (a)		930	681,225
6.875%, 3/04/11 (a)		700	616,000

			1,297,225

Total Emerging Markets - Sovereigns (cost $2,446,364)			2,898,125

	Shares
PREFERRED STOCKS - 0.4%
Financial Institutions - 0.4%
Banking - 0.2%
GMAC, Inc.
7.00% (a)		1,687	1,020,688

REITS - 0.2%
Sovereign REIT
12.00% (a)	624	689,520

		1,710,208

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (h)	36,525	29,950
Federal National Mortgage Association
8.25% (h)	54,625	39,330

		69,280

Total Preferred Stocks (cost $3,520,973)		1,779,488

	Principal Amount (000)
CMOS - 0.2%
Non-Agency ARMS - 0.2%
Morgan Stanley Mortgage Loan Trust
Series 2007-15AR, Class 2A1
6.107%, 11/25/37 (cost $1,127,799)	$1,834	1,230,398

	Contracts (l)
OPTIONS PURCHASED - PUTS - 0.0%
Put Options Purchased - 0.0%
PUT 100 S&P 500 Index
Expiration: Dec ‘09, Exercise Price: $850 (j)	320	16,000
Expiration: Dec ‘09, Exercise Price: $975 (j)	216	47,520

Total Options Purchased - Puts (cost $1,154,088)		63,520

	Shares
EQUITIES - 0.0%
Common Stock - 0.0%
Broder Brothers Co. (j) (cost $0)	28,873	0

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (k) (cost $2,365,344)	2,365,344	2,365,344

Total Investments - 97.6% (cost $483,987,000) (m)		483,120,351
Other assets less liabilities - 2.4%		11,930,460

Net Assets - 100.0%		$495,050,811

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at November 30, 2009	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Morgan Stanley Capital Services Inc.:
Residential Capital, LLC
6.50%, 4/17/13, 6/30/10*	(5.00)%	97.719%	$1,625	$600,186	$(235,813)	$364,373
XL Capital LTD
5.25%, 9/15/14, 3/20/12*	(5.00)	0.969	1,260	(127,797)	(97,190)	(224,987)

*	Termination date.

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
British Pound settling 1/11/10	575	$952,503	$945,377	$7,126
Euro settling 1/25/10	13,258	19,762,655	19,904,226	(141,571)
Euro settling 1/25/10	991	1,479,364	1,488,154	(8,790)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the aggregate market value of these securities amounted to $117,941,472 or 23.8% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2009.
(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2009.
(d)	Security is in default and is non-income producing.
(e)	Pay-In-Kind Payments (PIK).
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of November 30, 2009, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co.
12.00%, 10/15/13	8/05/2005	$606,321	$223,912	0.05%
Yioula Glassworks SA
9.00%, 12/01/15	6/09/2009	513,178	750,025	0.15%

(h)	Variable rate coupon, rate shown as of November 30, 2009.
(i)	This position or a portion of this position represents an unsettled loan purchase. At November 30, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $734,738 and $(319), respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
(j)	Non-income producing security.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	One contract relates to 100 shares.
(m)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,414,616 and gross unrealized depreciation of investments was $(50,281,266), resulting in net unrealized depreciation of $(866,650).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EUR	-	Euro Dollar
GBP	-	Great British Pound

Glossary:

ARMS	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios – High Yield Portfolio

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grades	$—	$351,235,422	$29,500,097	$380,735,519
Corporates - Investment Grades	—	62,747,678	—	62,747,678
Bank Loans	—	—	8,774,830	8,774,830
Commercial Mortgage-Backed Securities	—	7,954,634	—	7,954,634
Emerging Markets - Corporate Bonds	—	4,459,271	1,151,970	5,611,241
Quasi - Sovereigns	—	2,210,250	2,964,275	5,174,525
Governments - Treasuries	—	—	3,785,049	3,785,049
Emerging Markets - Sovereigns	—	1,297,225	1,600,900	2,898,125
Preferred Stocks	—	1,779,488	—	1,779,488
CMOs	—	—	1,230,398	1,230,398
Options Purchased - Puts	63,520	—	—	63,520
Equities	—	—	—	—
Short-Term Investments	2,365,344	—	—	2,365,344

Total Investments in Securities	2,428,864	431,683,968	49,007,519	483,120,351
Other Financial Instruments*:
Assets:	—	371,499	—	371,499
Liabilities:	—	(375,258)	—	(375,258)

Total	$2,428,864	$431,680,209	$49,007,519	$483,116,592

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Non- Investment Grades	Corporates - Investment Grades	Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 8/31/09	$32,354,954	$2,762,647	$7,424,856	$—
Accrued discounts /premiums	21,285	—	271,126	—
Realized gain (loss)	56,767	—	437,711	—
Change in unrealized appreciation/depreciation	987,781	—	437,685	23,970
Net purchases (sales)	2,056,036	—	203,452	1,128,000
Net transfers in and/or out of Level 3	(5,976,726)	(2,762,647)	—	—

Balance as of 11/30/09	$29,500,097	$—	$8,774,830	$1,151,970

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$987,781	$—	$437,685	$23,970

	Quasi -Sovereigns	Governments - Treasuries	Emerging Markets - Sovereigns	Preferred Stocks
Balance as of 8/31/09	$3,426,550	$—	$1,255,450	$561,600
Accrued discounts /premiums	15,119	(8,393)	21,872	—
Realized gain (loss)	48,958	—	—	—
Change in unrealized appreciation/depreciation	272,481	213,553	323,578	—
Net purchases (sales)	(798,833)	3,579,889	—	—
Net transfers in and/or out of Level 3	—	—	—	(561,600)

Balance as of 11/30/09	$2,964,275	$3,785,049	$1,600,900	$—

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$272,481	$213,553	$323,578	$—

	CMOs	Other Financial Instruments	Totals
Balance as of 8/31/09	$1,210,898	$(770)	$48,996,185
Accrued discounts /premiums	6,371	—	327,380
Realized gain (loss)	34,720	—	578,156
Change in unrealized appreciation/depreciation	67,973	—	2,327,021
Net purchases (sales)	(89,564)	—	6,078,980
Net transfers in and/or out of Level 3	—	770	(9,300,203)

Balance as of 11/30/09	$1,230,398	$—	$49,007,519

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$67,973	$—	$2,327,021

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2010

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